AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 3, 1996
File Nos. 33-62103 and 811-7347
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO. 1

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 2

                               BT GLOBAL INVESTORS
               (Exact Name of Registrant as Specified in Charter)

      6 ST. JAMES AVENUE, BOSTON MASSACHUSETTS            02116
(Address of Principal Executive Offices)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                                 THOMAS M. LENZ
                         SIGNATURE FINANCIAL GROUP, INC.
                               6 ST. JAMES AVENUE
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:
Burton S. Leibert, Esq.                         Anne B. McMillen
Willkie Farr & Gallagher                        Bankers Trust Company
One Citicorp Center                             One Bankers Trust Plaza
153 East 53rd Street                            130 Liberty Street
New York, New York 10022-4669                   New York, New York 10006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

PURSUANT TO RULE 24F-2(A)(1), REGISTRANT HEREBY DECLARES THAT AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST (PAR VALUE $0.00001 PER SHARE) IS BEING REGISTERED BY THIS REGISTRATION STATEMENT.

BT Investment Portfolios, International Equity Portfolio and Capital Appreciation Portfolio have also executed this Registration Statement.

================================================================================
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

BT0499
                               BT GLOBAL INVESTORS

                                    FORM N-1A
                              CROSS REFERENCE SHEET
Part A
ITEM NO.                               HEADINGS IN PROSPECTUS

 1.        Cover Page . . . . . . . . . . . Cover Page

 2.        Synopsis . . . . . . . . . . . . The Funds -- Expense Summary

 3.        Condensed Financial
           Information  . . . . . . . . . . Not applicable

 4.        General Description of
           Registrant . . . . . . . . . .  Cover Page; The Funds -- Who May Want
                                           to Invest; The Funds in Detail --
                                           Risk Factors and Certain Securities
                                           and Investment Practices

 5.        Management of the Fund . . . . The Funds -- Expense Summary; The
                                          Funds in Detail -- Management of the
                                          Trust and the Portfolios

 6.        Capital Stock and Other
           Securities . . . . . . . . . . Cover Page; The Funds in Detail --
                                          Performance; Your Account -- Types of
                                          Accounts, How to Buy Shares, How to
                                          Sell Shares; Shareholder and Account
                                          Policies -- Dividends, Capital Gains
                                          and Taxes, Exchange Restrictions,
                                          Sales Charge Reductions and Waivers,
                                          Additional Information About the
                                          Trust and Portfolios

 7.        Purchase of Securities Being
           Offered  . . . . . . . . . . . Your Account -- How to Buy Shares;
                                          Shareholder and Account Policies --
                                          Valuation Details, Exchange
                                          Restrictions, Sales Charge Reductions
                                          and Waivers

 8.        Redemption or Repurchase . . . Your Account -- How to Sell Shares;
                                          Shareholder and Account Policies --
                                          Valuation Details, Exchange
                                          Restrictions

 9.        Pending Legal Proceedings  . . Not applicable

Part B                                 Headings in Statement of
ITEM NO.                               ADDITIONAL INFORMATION

10.        Cover Page . . . . . . . . . . Cover Page

11.        Table of Contents  . . . . . . Table of Contents

12.        General Information and
           History  . . . . . . . . . . . Not applicable

13.        Investment Objectives and
           Policies . . . . . . . . . . . Risk Factors and Certain Securities
                                          and Investment Practices

14.        Management of the Fund . . . . Management of the Trust and the
                                          Portfolios

15.        Control Persons and Principal
           Holders of Securities  . . . . Management of the Trust and the
                                          Portfolios (See also Prospectus--
                                          Additional Information About the
                                          Trust and Portfolios")
16.        Investment Advisory and Other
           Services . . . . . . . . . . . Management of the Trust and the
                                          Portfolios

17.        Brokerage Allocation and Other
           Practices  . . . . . . . . . . Risk Factors and Certain Securities
                                          and Investment Practices

18.        Capital Stock and Other
           Securities . . . . . . . . . . Organization of the Trust; (see also
                                          Prospectus--"Dividends, Capital Gains
                                          and Taxes")

19.        Purchase, Redemption and
           Pricing of Securities
           Being Offered  . . . . . . . . Valuation of Securities; Redemptions
                                          and Purchases in Kind

20.        Tax Status . . . . . . . . . . Taxation (see also Prospectus--
                                          "Dividends, Capital Gains and Taxes")

21.        Underwriters . . . . . . . . . See Prospectus--"Breakdown of
                                          Expenses"

22.        Calculations of Yield Quotations
           of Money Market Funds  . . . . . Performance Information

23.        Financial Statements . . . . . . Financial Statements

^ BT0433M

                                                             BT GLOBAL INVESTORS
                                                                      PROSPECTUS

                                                                ^ JANUARY , 1996



                                               GLOBAL HIGH YIELD SECURITIES FUND
                                                       CAPITAL APPRECIATION FUND
                                                                  SMALL CAP FUND
                                                       INTERNATIONAL EQUITY FUND
                                                       PACIFIC BASIN EQUITY FUND
                                                      LATIN AMERICAN EQUITY FUND



BT Global Investors (the "Trust") is an open-end, management investment company (mutual fund) which currently consists of ^ ten funds. Shares of the six ^ funds listed above (each, a "Fund") are offered by this prospectus.


UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS), EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN THE CORRESPONDING PORTFOLIO WHICH IS A SEPARATE FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE" ON PAGE __.

Bankers Trust Company ("Bankers Trust") is the investment adviser (the "Adviser") of each Portfolio.

Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how each Fund invests and the services available to shareholders.


To learn more about each Fund and its investments, ^ investors can obtain a copy of the Funds' Statement of Additional Information ^(the "SAI"), dated^ January , 1996, which contains each Portfolio's most recent financial report and portfolio listing. The SAI has been filed with the Securities and Exchange Commission ^(the "SEC") and is incorporated herein by reference (legally forms a part of the Prospectus). For a free copy of this document, call (800) 730-1313 or contact the ^ Trust at 6 St. James Avenue, Boston, MA 02116, or ^ an Investment Professional.


MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BANKERS TRUST OR ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THE GLOBAL HIGH YIELD SECURITIES PORTFOLIO AND LATIN AMERICAN
EQUITY PORTFOLIO MAY INVEST IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THE GLOBAL HIGH YIELD SECURITIES

PORTFOLIO MAY INVEST IN THESE TYPES OF SECURITIES WITHOUT LIMIT. INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES -- RISKS OF INVESTING IN HIGH YIELD SECURITIES (JUNK

BONDS)" ON PAGE __ FOR FURTHER INFORMATION.


THE LATIN AMERICAN EQUITY PORTFOLIO AND GLOBAL HIGH YIELD SECURITIES PORTFOLIO MAY BORROW MONEY FOR INVESTMENT IN SECURITIES. SUCH LEVERAGE WILL EXAGGERATE ANY INCREASE OR DECREASE THE VALUE OF SHARES IN THE FUNDS. BORROWING ALSO INVOLVES COSTS TO THE PORTFOLIO. SEE "RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES -- LEVERAGE" ON PAGE __ HEREIN. EACH OF THESE FUNDS MAY BE CONSIDERED A SPECULATIVE INVESTMENT AND IS DESIGNED FOR AGGRESSIVE INVESTORS.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

THE FUNDS                           __      WHO MAY WANT TO INVEST
                                    __      INVESTMENT PRINCIPLES AND RISKS Each
                                            Fund's overall approach to
investing.

                                    __      EXPENSE SUMMARY ^ Each Fund's sales
                                          charges and annual operating expenses.

THE FUNDS IN DETAIL                 __      INVESTMENT OBJECTIVES AND POLICIES
                                    __      RISK FACTORS AND CERTAIN SECURITIES
                                            AND INVESTMENT PRACTICES
                                    __      SPECIAL INFORMATION CONCERNING
                                            MASTER-FEEDER FUND STRUCTURE
                                    __      SECURITIES AND INVESTMENT PRACTICES
                                    __      PERFORMANCE How each Fund has done
                                            over time.
                                    __      MANAGEMENT OF THE TRUST AND THE
                                            PORTFOLIOS

^ ACCOUNT INFORMATION               __       TYPES OF ACCOUNTS Different ways to

                                             setup your account, including
                                             tax-sheltered retirement plans.
                                    __ HOW TO BUY SHARES Opening an account and
                                            making additional investments.
                                    __      HOW TO SELL SHARES Taking money out

                                            and closing your account.
                                    __      INVESTOR SERVICES ^ To help you

                                            manage your account.
SHAREHOLDER AND
ACCOUNT POLICIES                    __       DIVIDENDS, CAPITAL GAINS AND TAXES

                                    __      VALUATION DETAILS Share price
                                            calculations and the timing of
                                            purchases and redemptions.

                                    __      EXCHANGE ^ LIMITATIONS
                                    __      SALES CHARGE REDUCTIONS AND WAIVERS
                                    __    ADDITIONAL INFORMATION ABOUT THE TRUST

                                            AND PORTFOLIOS
                                    __      APPENDIX

                                    THE FUNDS

The Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio.


GLOBAL HIGH YIELD SECURITIES FUND'S investment objective is high current income from investment in a non-diversified portfolio of high yield, non-investment grade debt securities issued in many of the world's securities markets. Capital appreciation will be considered when consistent with the primary investment objective of high current income. See "Risk Factors and Certain Securities and Investment Practices."


CAPITAL APPRECIATION FUND'S investment objective is long-term capital growth; the production of any current income is secondary to this objective. The Portfolio invests primarily in growth-oriented common stocks of medium sized domestic corporations and, to a lesser extent, foreign corporations. See
"Risk Factors and Certain Securities and Investment Practices."

SMALL CAP FUND'S investment objective is long-term capital growth; the production of any current income is secondary to this objective. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of smaller sized growth companies. See "Risk Factors and Certain Securities and Investment Practices."


INTERNATIONAL EQUITY FUND'S investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective. The Portfolio invests primarily in established companies based in developed countries outside the United States, but the Portfolio may also invest in emerging market securities. See "Risk Factors and Certain Securities and Investment Practices."

PACIFIC BASIN EQUITY FUND'S investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in the Pacific Basin region, other than Japan; the production of any current income is incidental to this objective. See "Risk Factors and Certain Securities and Investment Practices."

LATIN AMERICAN EQUITY FUND'S investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America; the production of any current income is incidental to this objective.
 See "Risk Factors and Certain Securities and Investment
Practices."

WHO MAY WANT TO INVEST

Shares of each Fund are offered through this Prospectus to investors who engage an Investment Professional.


The Capital Appreciation Fund, Small Cap Fund, International Equity Fund, Pacific Basin Equity Fund, and Latin American Equity Fund are designed for investors who are willing to accept short-term domestic and/or foreign stock market fluctuations in pursuit of potentially high long-term returns. These Funds invest for growth and do not pursue income.

In addition, the International Equity Fund, Global High Yield Securities Fund, Latin American Equity Fund and Pacific Basin Equity Fund may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve an extra level of diversification and also participate in opportunities around the world.


Each Fund is not in itself a balanced investment plan. ^ Investors should consider ^ their investment objective and tolerance for risk when making an investment decision. When ^ investors sell ^ their Fund ^ Shares, they may be worth more or less than what ^ they originally paid for them.


INVESTMENT PRINCIPLES AND RISKS


^

The value of each Portfolio's investments varies based on many factors. The value of bonds fluctuates based on changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news.

 In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.


Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect a Fund's share price. General economic factors in the various world markets can also impact the value of ^ an investor's investment, especially for securities in emerging markets. Many investments in emerging markets can be considered speculative, and therefore may offer higher income (for debt funds) and total return potential, but significantly greater risk.

The Global High Yield Securities Portfolio is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, this Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund. See "Risk Factors and Certain Securities and Investment Practices -- Non-Diversified Fund" for more information.

Bankers Trust may use various investment techniques to hedge a Portfolio's risks, but there is no guarantee that these strategies will work as intended. When ^ an investor sells their Fund shares ("Shares"), they may be worth more or less than what ^ they paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

EXPENSE SUMMARY


ANNUAL OPERATING EXPENSES are paid out of the assets of each Portfolio and Fund. Each Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. Each Fund ^ incurs ^ expenses such as maintaining shareholder records and furnishing shareholder statements. Each Fund must provide financial reports.

The following table provides: (i) a summary of expenses relating to purchases and sales of the ^ Shares of each Fund and the ^ annual operating expenses of the Fund and expenses of the corresponding Portfolio, in the aggregate, as a percentage of average daily net assets of each Fund; and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF EACH FUND AND THE CORRESPONDING PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF EACH FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases
(as a percentage of offering price)           4.75%

Maximum Sales Charge on Reinvested
Distributions                                 None

Redemption Fee                                None


Shareholder transaction expenses are charges ^ paid when ^ investors buy, sell, exchange, or hold ^ Shares of a Fund. Lower front-end sales charges may be available with purchases of $50,000 or more and/or in conjunction with various programs. See "Valuation Details," on page __, for an explanation of how and when these charges apply.


ANNUAL OPERATING EXPENSES

GLOBAL HIGH YIELD SECURITIES FUND
Investment advisory fee

(after reimbursement or waiver)                               0.41%
12b-1 fees                                                    0.35
Other expenses
(after reimbursements or waivers)                             ^ 0.74%
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             ^ 1.50%


CAPITAL APPRECIATION FUND
Investment advisory fee
(after reimbursement or waiver)                               0.52%

12b-1 fees                                                    0.50
Other expenses
(after reimbursements or waivers)                             0.48%
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             1.50%

SMALL CAP FUND
Investment advisory fee
(after reimbursement or waiver)                               0.37%
12b-1 fees                                                    0.50
Other expenses
(after reimbursements or waivers)                             0.63%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             1.50%

INTERNATIONAL EQUITY FUND
Investment advisory fee
(after reimbursement or waiver)                               0.56%
12b-1 fees                                                    0.50
Other expenses
(after reimbursements or waivers)                             0.64%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             1.70%

PACIFIC BASIN EQUITY FUND
Investment advisory fee
(after reimbursement or waiver)                               0.74%
12b-1 fees                                                    0.50
Other expenses
(after reimbursements or waivers)                             0.61%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             1.85%

LATIN AMERICAN EQUITY FUND
Investment advisory fee
(after reimbursement or waiver)                               0.41%
12b-1 fees                                                    0.50
Other expenses
(after reimbursements or waivers)                             1.34%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             2.25%


EXPENSE TABLE EXAMPLE: ^ An investor would pay the following expenses, including the maximum front-end sales charge on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                       EXAMPLES
                                                       1 YEAR           3 YEARS
                                                       ------           -------

GLOBAL HIGH YIELD SECURITIES FUND                      ^ $52
 $83


CAPITAL APPRECIATION FUND                                $62               $93

SMALL CAP FUND                                           $62               $93

INTERNATIONAL EQUITY FUND                                $64               $99

PACIFIC BASIN EQUITY FUND                                $65               $103

LATIN AMERICAN EQUITY FUND                               $69               $114



The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of a Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee with respect to each Portfolio. Without such waiver, each Portfolio's investment advisory fee would be equal to the following: Global High Yield Securities Portfolio -- 0.80%; Capital Appreciation Portfolio -- 0.65%; Small Cap Portfolio -- 0.65%; International Equity Portfolio -- 0.65%; Pacific Basin Equity Portfolio -- 0.75%; and Latin American Equity Portfolio -- 1.00%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("SBDS"), as the distributor (the "Distributor") of the ^ Shares of each Fund, to waive or reimburse expenses such that the total operating expenses of each Fund and the corresponding Portfolio (as a percentage of the Fund's average daily net assets) will not exceed the following: Global High Yield Securities Fund -- ^ 1.50%; Capital Appreciation Fund -- 1.50%; Small Cap Fund -- 1.50%; International Equity Fund -- 1.70%; Pacific Basin Equity Fund -- 1.85%; and Latin American Equity Fund -- 2.25%. In the absence of this undertaking, assuming total assets of $25 million in each Fund, it is estimated that "Total Operating Expenses" would be as follows:
Global High Yield Securities Fund -- 2.82%; Capital Appreciation Fund -- 2.41%; Small Cap Fund -- 2.41%; International Equity Fund -- 2.67%; Pacific Basin Equity Fund -- 2.78%; and Latin American Equity Fund -- 3.18%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.


12b-1 fees for each Fund include a shareholder service fee and a distribution fee. Shareholder service fees are paid by a Fund to SBDS to enable SBDS to compensate Investment Professionals for providing personal shareholder service and/or maintenance of shareholder accounts. Distribution fees are paid by a Fund to SBDS to compensate Investment Professionals for services and expenses in connection with the distribution of the applicable Fund's shares. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"), due to 12b-1 fees.

         For more information about each Fund's and each Portfolio's expenses see "Management of the Trust and the Portfolios" and "Valuation Details."

                               THE FUNDS IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The Trust seeks to achieve the investment objective of each Fund by investing all of its Assets in the corresponding Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio. Additional information about the investment policies of each Portfolio appears in "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the Funds' SAI. There can be no assurance that the investment objective of either a Fund or the corresponding Portfolio will be achieved.


The GLOBAL HIGH YIELD SECURITIES PORTFOLIO'S investment objective is high current income from investment in a non-diversified portfolio of high yield^ non-investment grade debt securities issued in many of the world's securities markets. Capital appreciation will be considered when consistent with the primary investment objective of high current income. The Portfolio intends to invest in Brady bonds and other sovereign debt and in high risk, lower quality debt securities commonly referred to as "junk bonds" and regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation as well as in the debt securities of issuers located in emerging markets, Brady bonds and other sovereign debt.


Under normal circumstances, at least 65% of the Portfolio's assets will be invested in high yield, non-investment grade debt securities of both governmental and corporate issuers in both the major industrialized markets and the so-called "emerging markets." See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities" and "-- Emerging Markets." Although Bankers Trust considers both industrialized and emerging countries eligible for investment pursuant to the Portfolio's objective, the Portfolio will not be invested in all such markets at all times. Furthermore, investing in some emerging markets may be neither feasible nor desirable from time to time, due to the lack of adequate custodial arrangements for the Portfolio's assets, exchange controls and overly burdensome repatriation rules, the lack of organized and liquid securities markets, and unacceptable political risks. Under normal circumstances, the Portfolio will invest in at least three emerging markets countries. See "Risk Factors and Certain Securities and Investment Practices --Risks of Investing in Foreign Securities" and " -- Emerging Markets."

The Portfolio generally invests in securities which are rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust. Securities which are rated BBB by S&P or Baa by Moody's possess some speculative characteristics. A description of the rating categories is attached to this Prospectus. THERE IS NO LOWER LIMIT WITH RESPECT TO THE RATING CATEGORIES FOR SECURITIES IN WHICH THE PORTFOLIO MAY INVEST. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing High Yield Securities (Junk Bonds)."

The Portfolio is not required to dispose of debt securities whose credit quality declines at some point after the security is purchased; however, no more than 25% of the Portfolio's assets will be invested at any time in securities rated less than CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. S&P's lowest rating for bonds is CI, which is reserved for income bonds on which no interest is being paid and D, which is reserved for debt in default and in respect of which payment of interest or repayment of principal is in arrears. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects for ever attaining any real investment standing. The Portfolio may, from time to time, purchase defaulted debt securities if, in the opinion of Bankers Trust, the issuer may resume interest payments in the near future. The Portfolio will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid. Other than as set forth above, there is no restriction on the percentage of the Portfolio's assets which may be invested in bonds of a particular rating.

The Portfolio invests in debt obligations allocated among diverse markets and denominated in various currencies, including multi-currency units such as European Currency Units ("ECUs"). The Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency (or multi-currency unit) of another country.


The Portfolio is classified as a "non-diversified" fund under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in a single issuer. The Portfolio may, therefore, invest in the securities of individual issuers to a greater degree than a diversified fund and may be more susceptible to any single economic, political or regulatory occurrence affecting those issuers. However, in order to enable the Fund (and other registered investment companies which may in the future invest all their assets in the Portfolio) to qualify as a regulated investment company (a "RIC") the Portfolio must comply with the diversification requirement of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for U.S. federal income tax purposes. See "Risk Factors and certain Securities and Investment Practices -- Non-Diversified Fund" herein.

OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: short-term investments, floating rate bonds, zero coupon bonds, sovereign and supranational debt obligations, Brady bonds, loan participations and assignments, convertible bonds, preferred stock, foreign currency exchange transactions, options on foreign currencies, options on foreign bond ^ indices, futures contracts on foreign bond ^ indices, options on futures contracts, Rule 144A securities, when-issued or delayed delivery securities, securities lending, repurchase agreements and reverse repurchase agreements. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.


The Portfolio may borrow money for investment purposes.  See
"Risk Factors and Certain Securities and Investment Practices --
Leverage."


The CAPITAL APPRECIATION PORTFOLIO'S investment objective is long-term capital growth; the production of any current income is secondary to this objective. The Portfolio invests primarily in growth-oriented common stocks of medium-sized domestic corporations and, to a lesser extent, foreign corporations.


Bankers Trust, employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio may invest in any market sectors and in companies of any size and may take advantage of any investment opportunity with attractive long-term prospects. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Portfolio may make. The Portfolio is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

The Portfolio will generally invest a majority of its assets in equity securities of medium-sized companies (companies with a market capitalization of between $500 million and $2 billion), but may invest in securities of companies having various levels of market capitalization, including smaller companies whose securities may be more volatile and less liquid than securities issued by larger companies with higher levels of net worth. Investments will be in companies in various industries. Industry and company fundamentals along with key investment themes and various quantitative screens will be used in the investment process. Criteria for selection of individual securities include the issuer's competitive environment and position, prospects for growth, managerial strength, earnings momentum and quality, underlying asset value, relative market value and overall marketability. The Portfolio will follow a disciplined selling process to lessen market risks.

The Portfolio may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments see "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities."


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: short-term investments, options on stocks, options on stock ^ indices, futures contracts on stock ^ indices, options on futures contracts, foreign currency exchange transactions, options on foreign currencies, Rule 144A securities, when-issued and delayed delivery securities, securities lending, and repurchase agreements. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.

The SMALL CAP PORTFOLIO'S investment objective is long-term capital growth; the production of any current income is secondary to this objective.


The Portfolio seeks to provide long term capital growth by investing primarily in equity securities of smaller U.S. companies. The Portfolio's policy is to invest in equity securities of smaller companies that Bankers Trust believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The Adviser will select companies which have the potential to gain market share in their industry, achieve and maintain high consistent profitability or produce increases in earnings. The Adviser also seeks companies with strong company management and superior fundamental strength.

The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is free to invest in any common stock which in the Adviser's judgement provides above average potential for long-term growth of capital and income.

Under normal market conditions, the Portfolio will invest at least 65% of its assets in smaller companies (with market capitalizations less than $750 million at time of purchase) that offer strong potential for capital growth. Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. The Portfolio may also invest in larger, more established companies that the Adviser believes may offer the potential for strong capital growth due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Portfolio will follow a disciplined selling process to lessen market risks.

For temporary defensive purposes, when in the opinion of the Adviser that market conditions so warrant, the Portfolio may invest all or a portion of its Assets in common stocks of larger, more established companies or in fixed-income securities or short-term money market securities. To the extent the Portfolio is engaged in temporary defensive investments, the Portfolio will not be pursuing its investment objective.

The Portfolio may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments see "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities."


OTHER INVESTMENTS AND TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: short-term investments, options on stocks, options on stock ^ indices, futures contracts on stock ^ indices, options on future contracts, foreign currency exchange transactions, options on foreign currencies, Rule 144A securities, when-issued and delayed delivery securities, securities lending and repurchase agreements. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.

The INTERNATIONAL EQUITY PORTFOLIO'S investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective. The Portfolio invests primarily in established companies based in developed countries outside the United States, but the Portfolio also invests in securities of issuers in emerging markets. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities" and "-- Emerging Markets." Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of issuers based in at least three countries other than the United States. The Portfolio's investments will generally be diversified among several geographic regions and countries.


In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Portfolio. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, managerial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Portfolio may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.


In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, to the extent available and consistent with applicable regulations, the Portfolio may seek to achieve country exposure through use of options or futures based on an established local index or through investment in other registered investment companies rather than investing directly in individual securities. Investment in other investment companies is limited in amount by the ^ 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.


The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: short-term investments, foreign currency exchange transactions, options on foreign currencies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), options on stocks, options on foreign stock ^ indices, futures contracts on foreign stock ^ indices, options on futures contracts, Rule 144A securities, when-issued and delayed delivery securities, securities lending and repurchase agreements. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.

The PACIFIC BASIN EQUITY PORTFOLIO'S investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in the Pacific Basin region, other than Japan; the production of any current income is incidental to this objective. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. issuers, and an investment in the Fund may be considered speculative.


For purposes of this Prospectus, "issuers domiciled in, or doing business in, the Pacific Basin region (other than Japan)" shall include securities of issuers: (1) which are organized under the laws of Pacific Basin countries (see below); (2) for which the principal securities trading market is in a Pacific Basin country; or (3) which derive a significant proportion (at least 50 percent) of their revenues or profits from goods produced or sold, investments made, or services performed in the countries of the Pacific Basin or which have at least 50 percent of their assets situated in the countries of the Pacific Basin. It is expected under normal conditions that at least 65% of the Portfolio's assets will be invested in the equity securities of issuers located in at least three countries in the Pacific Basin.


For the purpose of this Prospectus, the "Pacific Basin" includes, but is not limited to, the following countries: Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, the People's Republic of China ("China"), Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities" in this Prospectus and "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in China and China Region" in the SAI.

The Portfolio will be managed using a disciplined, value-oriented investment philosophy that stresses the inherent value of, and the medium term outlook for, the companies under examination. Experience has proven that often the real basis of a business is quite different from that perceived by the market: a misconception that usually results in its shares trading below its true business or replacement value. The exploitation of this "perception/reality" gap is a hallmark of the investment style that has been adopted for the Portfolio, and a potential source of value for its investors.

"Value" investing means trying to find companies which are mispriced by the market for reasons of neglect, fashion or misconception. These opportunities arise out of legislative changes, industrial restructuring and technology advancements, for example. As a result, Bankers Trust and the sub-investment adviser attach great importance to analyzing trends and accessing possible breaks with traditional price patterns. At the company level, the emphasis is placed on assessing the inherent "business" value of the firm. While this often varies from the stock market's valuation, the Adviser and the sub-investment adviser believe a company's stock price tends to gravitate to their "business" value over time.

The Portfolio's investments will generally be diversified among several geographic regions and countries in the Pacific Basin. Criteria for determining the appropriate distribution of investment among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.

The Portfolio will not invest more than 20% of the value of its total assets in issuers domiciled in China.

In countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, to the extent available and consistent with applicable regulations, the Portfolio may seek to achieve country exposure through the use of options on futures based on an established local index or through investment in other registered investment companies. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted unlisted securities.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: short-term investments, foreign currency exchange transactions, options on foreign currencies, ADRs, GDRs and EDRs, options on stocks, options on foreign stock ^ indices, futures contracts on foreign stock ^ indices, options on futures contracts, 144A securities, when-issued and delayed delivery securities, securities lending and repurchase agreements. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.

The LATIN AMERICAN EQUITY PORTFOLIO'S investment objective is long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America; the production of any current income is incidental to this objective. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. issuers, and an investment in the Fund may be considered speculative. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities" and "-- Emerging Markets^" herein and "Foreign Securities: Special Consideration Concerning Latin America" in the SAI. It is expected under normal conditions that at least 65% of the Portfolio's total assets will be invested in the equity securities of Latin American issuers.


The Fund may borrow money for investment purposes.  See "Risk
Factors and Certain Securities and Investment Practices --
Leverage."

The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.

For purposes of this Prospectus, "Latin America" is defined as

Mexico, and all countries in Central America and South America, including Argentina, Brazil, Chile, Colombia, Peru and Venezuela.

As used in this Prospectus, "securities of Latin American issuers" is defined as: (i) securities of companies the principal securities trading market for which is in Latin America; (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in Latin America or sales made in Latin America; (iii) securities of companies organized under the laws of, and with a principal office in, Latin America; or (iv) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such a country. Determinations as to eligibility will be made by Bankers Trust, under the supervision of the Board of Trustees of BT Investment Portfolios, based on publicly available information and inquiries made to the issuers.

Bankers Trust intends to consider investment only in those countries in Latin America in which it believes investing is feasible and does not involve undue political risks. As of the date of this Prospectus, this list included Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. Under normal circumstances, the Portfolio's investments will be diversified among at least three Latin American countries.

The Portfolio may invest in securities of companies having various levels of net worth, including small companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.

In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Portfolio may choose to invest only at the market level. Here, to the extent available and consistent with applicable regulations, the Portfolio may seek to achieve country exposure through the use of options or futures based on an established local index or through investment in other registered investment companies. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. FIXED INCOME INVESTMENTS. For purposes of seeking capital appreciation, the Portfolio may invest up to 35% of its total assets in debt securities of Latin American issuers which are rated at least C by S&P or Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. As an operating policy, which may be changed by the Board of Trustees of BT Investment Portfolios, the Portfolio will not invest more than 10% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. Securities which are rated BBB by S&P or Baa by Moody's possess speculative characteristics. Bonds rated C by S&P are of the lowest quality and may be used when the issuer has filed a bankruptcy petition, but debt payments are still being paid. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects of ever attaining any real investment standing. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in High Yield Securities (Junk Bonds)." Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Portfolio may also utilize the following investments and investment techniques and practices: Brady bonds, foreign currency exchange transactions, options on foreign currencies, ADRs, GDRs and EDRs, options on stocks, options on foreign stock ^ indices, futures contracts on foreign stock ^ indices, options on futures contracts, when-issued and delayed delivery securities, Rule 144A securities, short-term investments, repurchase agreements, reverse repurchase agreements and securities lending. See "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI for further information.


RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES


The following pages contain more detailed information about types of instruments in which a Portfolio may invest^ and strategies Bankers Trust may employ in pursuit of a Portfolio's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goal. Holdings and recent investment strategies are described in the financial reports of a Fund and the corresponding Portfolio, which are sent to Fund shareholders twice a year. For a free SAI or financial report, call ^ an Investment Professional.


RISKS OF INVESTING IN FOREIGN SECURITIES
Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of a Portfolio's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of a Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, each Portfolio is also authorized to enter into certain foreign currency exchange transactions. Furthermore, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

EMERGING MARKETS
The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States; the world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree.

These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in the value of the security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

RISKS OF INVESTING IN HIGH YIELD SECURITIES (JUNK BONDS) Lower-rated securities, including securities rated from BB to D by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust, will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of the reduced creditworthiness and increased risk of default that these securities carry. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities also involve greater sensitivity to significant increases in interest rates. Short-term corporate and market developments affecting the prices and liquidity of lower-rated securities could include adverse news impacting major issues or underwriters or dealers in lower-rated or unrated securities. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell securities at an optimum time.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than originally expected at the time such bonds were purchased. In the event of a restructuring, the Portfolio may bear additional legal or administrative expenses in order to maximize recovery from an issuer. The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds.

The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other Portfolio securities will adversely affect the corresponding Fund's net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.


RISKS OF INVESTING IN MEDIUM- AND SMALL- CAPITALIZATION STOCKS The Small Cap Portfolio and Capital Appreciation Portfolio invest primarily in smaller-sized and medium-sized, respectively, growth-oriented common stocks of domestic corporations and, to a limited extent, foreign corporations. Historically, medium- and small-capitalization stocks have been more volatile in price that the larger-capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in prices as large company stocks decline.

NON-DIVERSIFIED FUND
         The Global High Yield Securities Portfolio and Fund are each classified as a "non-diversified" investment company so that with respect to 50% of the Portfolio's assets, it will be able to invest more than 5% of its assets in obligations of one or more issuers, while being limited with respect to the other half of its assets to investments not exceeding 5% of the Portfolio's total assets. (A "diversified" investment company would be required under the 1940 Act, to maintain at least 75% of its assets in cash (including foreign currency), cash items, U.S. Government securities, and other securities limited per issuer to not more than 5% of the investment company's total assets.) In order to enable the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio, among other things, may not invest more than 25% of its assets in obligations of any one issuer (other than U.S. Government securities). As a "non-diversified" investment company, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund.

         The Portfolio will not have more than 25% of the current value of its total assets invested in any single industry, provided that this restriction shall not apply to debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at (800) ^ 730-1313.


The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.


Each Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of a Fund or the corresponding Portfolio. See "Risk Factors and Certain Securities and Investment ^ Practices" in the SAI for a description of the fundamental policies of each Portfolio that cannot be changed without approval by ^"the vote of ^ a majority of the outstanding voting securities^" (as defined in the 1940 Act) of the Portfolio.


For descriptions of the investment objective, policies and restrictions of each Portfolio, see "The Funds in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI. For descriptions of the management of the Trust and the Portfolios, see "Management of the Trust and the Portfolios" herein and in the SAI. For descriptions of the expenses of the Portfolio, see "The Funds -- Expense Summary" herein and "Management of the Trust and the Portfolios" herein and in the SAI.

SECURITIES AND INVESTMENT PRACTICES
EQUITY SECURITIES. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs and GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Lower-quality foreign government securities are often considered to be speculative and involve greater risk of default or price changes, or they may already be in default. These risks are in addition to the general risks associated with foreign securities.


CONVERTIBLE ^ SECURITIES. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than in the income ^ derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.


In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

PREFERRED STOCK. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Portfolio. Bankers Trust expects, however, that generally the preferred stocks in which a Portfolio invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

WARRANTS are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

U.S. GOVERNMENT SECURITIES are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

ADRS, GDRS AND EDRS are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risk Factors and Certain Securities and Investment Practices -- Risks of Investing in Foreign Securities."

ZERO COUPON SECURITIES are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates.

FLOATING RATE BONDS may have interest rates that move in tandem with a benchmark, helping to stabilize their prices.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

BRADY BONDS. "Brady bonds" are bonds issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady plan." Brady bonds have been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay and Venezuela, Brazil and the Philippines, as well as other emerging market countries. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's. While Bankers Trust is not aware of the occurrence of any payment defaults on Brady bonds, investors should recognize that these debt securities have been issued only recently and, accordingly, do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

RULE 144A SECURITIES are securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected. No more than 10% of the Portfolio's assets may be invested in securities restricted as to transfer or re-sale, including Rule 144A securities.

WHEN ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis.
Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. A reverse repurchase agreement is a form of borrowing and will be counted towards each Portfolio's borrowing restrictions. See "Risk Factors and Certain Securities and Investment Practices -- Leverage" below and in the SAI.

INVESTMENT COMPANIES. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

SHORT-TERM INVESTMENTS. Each Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, a Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.


SECURITIES LENDING. Each Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

LEVERAGE. The Global High Yield Securities Portfolio and Latin American Equity Portfolio may each borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of portfolio securities. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Portfolio's holdings may be disadvantageous from an investment standpoint.


Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of each Portfolio's securities and the corresponding Fund's net asset value and money borrowed by a Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.


LOAN PARTICIPATIONS AND ASSIGNMENTS. The Global High Yield Securities Portfolio may invest in fixed and floating rate loans ("loans") arranged through private negotiations between a borrower and one or more institutions ("lenders"). The majority of the Portfolio's investments in loans in emerging markets is expected to be in the form of participations in loans ("participations") and assignments of portions of loans from third parties ("assignments"). The Portfolio may also invest in loans, participations or assignments of loans to borrowers located in the industrialized world. Participations typically will result in the Portfolio's having a contractual relationship only with the lender, not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("loan agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire participations only if the lender interpositioned between the Portfolio and the borrower is determined by Bankers Trust to be creditworthy. When the Portfolio purchases assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan; however, since assignments are arranged through private negotiations between the potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Portfolio may have difficulty disposing of assignments and participations. The liquidity of such securities is limited and the Portfolio anticipates that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular assignments or participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult in valuing the Portfolio and, therefore, calculating the net asset value per share of the Fund. All assignments and participations shall be considered to be illiquid securities by the Portfolio. The investment by the Portfolio in illiquid securities, including assignments and participations, is limited to a total of 15% of net assets.

DERIVATIVES
Each Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. Bankers Trust will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of a Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. Each Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Portfolio may purchase call options on a currency when the investment adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until it closes out the options or the options expire or are exercised. Similarly, if the Portfolio is unable to close out options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

OPTIONS ON STOCKS. Each Portfolio (except the Global High Yield Securities Portfolio) may write and purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Portfolio owns the underlying stock sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock.


OPTIONS ON SECURITIES ^ INDICES. Each Portfolio may purchase and write put and call options on stock or bond ^ indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index.

Options on securities ^ indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier."

Successful use by a Portfolio of options on security ^ indices will be subject to Bankers Trust's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.


FUTURES CONTRACTS ON SECURITIES ^ INDICES. A Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of domestic or foreign securities ("Futures Contracts"). This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.


When used for hedging purposes, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

The risks of Futures Contracts also include a potential lack of liquidity in the secondary market and incorrect assessments of market.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for a Portfolio. A Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts, other than Futures Contracts used for hedging purposes, would exceed 5% of the market value of the Portfolio's total assets.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may invest in options on futures contracts for similar purposes.

There can be no assurance that the use of these portfolio strategies will be successful.

ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, a Portfolio will cover such transactions, as required under applicable interpretations, of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Portfolio for the periods indicated were as follows: Global High Yield Securities Portfolio -- 169% and 347% for the fiscal year ended September 30, 1995 and for the period from December 14, 1993 (commencement of operations) to September 30, 1994, respectively; Capital Appreciation Portfolio -- 125%, 157% and 137% for the period from January 1, 1995 to September 30, 1995, the fiscal year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) to December 31, 1993, respectively; Small Cap Portfolio -- 161% and 154% for the fiscal year ended September 30, 1995 and for the period from October 21, 1993 (commencement of operations) to September 30, 1994, respectively; International Equity Portfolio -- 21%, 15%, 17% and 7% for the period from January 1, 1995 to September 30, 1995, the fiscal years ended December 31, 1994, 1993 and the period from August 4, 1992 (commencement of operations) to December 31, 1992, respectively; Pacific Basin Equity Portfolio -- 104% and 40% for the fiscal year ended September 30, 1995 and for the period from November 1, 1993 (commencement of operations) to September 30, 1994, respectively; and Latin American Equity Portfolio -- 161% and 124% for the fiscal year ended September 30, 1995 and for the period from October 25, 1993 (commencement of operations) to September 30, 1994, respectively. These rates will vary from year to year. High turnover rates increase transaction costs and may increase investable capital gains. Bankers Trust considers these effects when evaluating the anticipated benefits of short-term investing.


PERFORMANCE

Each Portfolio's recent strategies and holdings, and the corresponding Fund's performance, is detailed twice a year in the Funds' financial reports, which are sent to all Fund shareholders.


For current Fund performance or a free copy of the Funds' financial report, please contact ^ an Investment Professional.


Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. Each Fund's performance is affected by the expenses of that Fund. The exclusion of any applicable sales charge from a performance calculation produces a higher return.

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Average annual and cumulative total returns may or may not include the effect of paying the maximum applicable sales charge.


^ Each Fund, which has not commenced investment operations, invests all of its Assets in the corresponding Portfolio, ^ which are ^ each a separate registered investment company which commenced operations as indicated below. Consistent with applicable regulatory guidance, performance for the period from commencement of operations of each corresponding Portfolio to the commencement of operations of each Fund will reflect the investment performance of the corresponding Portfolio. The performance for this prior period reflects the deduction of the charges and expenses of each Fund as set forth above under "Expense Summary" and does not reflect the deduction of the maximum front-end sales charge.


TOTAL RETURNS (AS OF SEPTEMBER 30, 1995)

                                               Average              Cumulative
                                               Annual Total         Total
                                               Return for           Return for
                                    1 YEAR     LIFE OF FUND         LIFE OF FUND


Global High Yield Securities Fund  ^ 4.62%         4.30%(a)             7.85%(a)
Capital Appreciation Fund         ^ 43.01%        22.22%(b)            67.21%(b)
Small Cap Fund                    ^ 59.10%        36.91%(c)            84.08%(c)
International Equity Fund         ^ 13.57%        16.15%(d)            60.39%(d)
Pacific Basin Equity Fund          ^-3.97%         6.79%(e)            13.40%(e)
Latin American Equity Fund        ^-40.84%        -7.52%(f)           -14.02%(f)



(a)Portfolio commenced operations on December 14, 1993.
(b)Portfolio commenced operations on March 9, 1993.
(c)Portfolio commenced operations on October 21, 1993.
(d)Portfolio commenced operations on August 4, 1992.
(e)Portfolio commenced operations on November 1, 1993.
(f)Portfolio commenced operations on October 25, 1993.

YIELD refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. This difference may be significant for a Fund investing in a Portfolio whose investments are denominated in foreign currencies.

Performance information may include comparisons of a Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Portfolio and changes in the expenses of the Fund or Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust or SBDS may have voluntarily agreed to waive portions of their fees, or reimburse certain operating expenses of a Fund or Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

BOARD OF TRUSTEES

The Trust and each Portfolio is governed by a Board of Trustees which is responsible for protecting the interests of investors. ^ A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust ^ or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and the Portfolios, up to and including creating separate boards of trustees. See "Management of the Trust and the Portfolios" in the SAI for more information with respect to the Trustees and officers of the Trust and each Portfolio.


INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust as investment adviser (the "Adviser").

BANKERS TRUST COMPANY AND ITS AFFILIATES Bankers Trust Company, a New York banking corporation with ^ principal offices at ^ 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of ^ September 30, 1995, Bankers Trust New York Corporation was the ^ ninth largest bank holding company in the United States with total assets of approximately ^ $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately ^ $200 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, BT Global Investors brings Bankers Trust's extensive investment management expertise - once available to only the largest institutions in the U.S. - to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of each Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which

Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreement provides for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to the following percentages of the average daily net assets of the Portfolio for its then-current fiscal year: Global High Yield Securities Portfolio, 0.80%; Capital Appreciation Portfolio, 0.65%; Small Cap Portfolio, 0.65%; International Equity Portfolio, 0.65%; Pacific Basin Equity Portfolio, 0.75%; and Latin American Equity Portfolio, 1.00%. With respect to Global High Yield Securities Portfolio, Pacific Basin Equity Portfolio, and Latin American Equity Portfolio, the investment advisory fee is higher than that of most funds, but not necessarily higher than that of a typical international fund, due to the greater complexity, expense and commitment of resources involved in international investing.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolios described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

SUB-INVESTMENT ADVISER -- PACIFIC BASIN EQUITY PORTFOLIO Bankers Trust has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with BT Fund Managers International Limited ("BT Fund Managers International"), a wholly owned registered investment advisory subsidiary of Bankers Trust Australia Limited ("BTAL"). BTAL is a wholly owned subsidiary of Bankers Trust New York Corporation. Under the Sub-Advisory Agreement, Bankers Trust may receive investment advice and research services with respect to companies based in the Pacific Basin and may grant BT Fund Managers International investment management authority as well as the authority to buy and sell securities if Bankers Trust believes it would be beneficial to the Pacific Basin Equity Portfolio. Under the Sub-Advisory Agreement, BT Fund Managers International receives a fee from Bankers Trust for providing investment advice and research services, accrued daily and paid monthly, at the annual rate of 0.60% of the average daily assets of the Portfolio.

PORTFOLIO MANAGERS

^ Mr. Michael Levy has been the primary portfolio manager for the International Equity Fund since August 1995. He also heads the international active equity team, which is responsible for the day ^ to ^ day management of ^ the Portfolio. Mr. ^ Levy has been ^ the head of this team since joining Bankers Trust ^ in March, 1993, and is a Managing Director and International Equity Strategist of Bankers Trust. The international active equity team has provided input into the management of the Portfolio^ since the Portfolio's commencement of operations. Prior to joining Bankers ^ Trust, Mr. Levy was an investment banker and an equity analyst with Oppenheimer & Company. He has twenty-four years of business experience, of which fourteen years have been in the investment industry.

Maria-Elena Carrion (CFA), Vice President of Bankers Trust, is primarily responsible for the day-to-day management of the Latin American Equity Portfolio. Ms. Carrion has been employed by Bankers Trust since April, 1993 and has managed the Portfolio's assets since the Portfolio commenced operations. Prior to April, 1993, Ms. Carrion was employed by Latin American Securities (London) (from June, 1991 to April, 1993). Prior to June, 1991, Ms. Carrion was employed by US Trust Company (from September, 1986 to June, 1991).

David A. Reiss, Vice President of Bankers Trust and Stephen C. Freidheim, Managing Director of Bankers Trust are responsible for the day-to-day management of the Global High Yield Securities Portfolio. Mr. Reiss has been employed by Bankers Trust since March, 1994 and has managed the Portfolio's assets since March, 1994. From September, 1989 to March, 1994, Mr. Reiss was a Portfolio Manager at Kidder Peabody Asset Management. Prior to September, 1989, he was an associate in Mortgage Research at Goldman, Sachs & Co. Mr. Freidheim has been employed by Bankers Trust since August, 1993 and has managed the Portfolio's assets since December, 1993. From July, 1990 to July, 1993 he was a Senior Vice President and Director of Research and Trading at Nomura Securities International. Mr. Freidheim was also on the Board of Directors of Nomura Corporate Research and Asset Management. Prior to July, 1990, he was Director of Research at Kidder, Peabody High Yield Asset Management.

Paul Durham, Vice President of BTAL, is responsible for the day-to-day management of the Pacific Basin Equity Portfolio. Mr. Durham has been employed by Bankers Trust since January, 1988 and has managed the Portfolio's assets since November, 1993.

Mary Lisanti, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Capital Appreciation Portfolio and Small Cap Portfolio. Ms. Lisanti has been employed by Bankers Trust since February, 1993 and has managed each Portfolio's assets since each Portfolio commenced operations. Prior to 1993, she was a Vice President and Portfolio Manager with Lieber & Company/The Evergreen Funds (since 1990).


Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ADMINISTRATOR
Under its Administration and Services Agreement with the Trust,

Bankers Trust calculates the net asset value of each Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Funds. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, accrued daily and paid monthly equal on an annual basis to the following percentages of the average daily net assets of the Fund for its then-current fiscal year: Global High Yield Securities Fund, 0.95%; Capital Appreciation Fund, 0.65%; Small Cap Fund, 0.65%; International Equity Fund, 0.85%; Pacific Basin Equity Fund, 0.75%; and Latin American Equity Fund, 0.95%.

Under an Administration and Services Agreement with each Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the respective Board of Trustees in all aspects of the administration and operation of the Portfolios. The Administration and Services Agreement provides for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: Global High Yield Securities Portfolio, 0.20%; Capital Appreciation Portfolio, 0.10%; Small Cap Portfolio, 0.10%; International Equity Portfolio, 0.15%; Pacific Basin Equity Portfolio, 0.25%; and Latin American Equity Portfolio, 0.20%. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including SBDS, at Bankers Trust's expense.

DISTRIBUTOR
Under its Distribution Agreement with the Trust, SBDS, as Distributor, serves as the Trust's principal underwriter on a best efforts basis. In addition, SBDS provides the Trust with office facilities. SBDS is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and SBDS is 6 St. James Avenue, Boston, Massachusetts 02116.

DISTRIBUTION AND SERVICE PLAN
Pursuant to the terms of the Trust's Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund shall pay SBDS service fees equal on an annual basis up to 0.25% of each Fund's average daily net assets as reimbursement for the costs of compensating Investment Professionals for providing personal shareholder services and maintaining shareholder accounts. In addition, each Fund shall pay SBDS a distribution fee equal on an annual basis to 0.25% (0.10% in the case of Global High Yield Securities Fund) of each Fund's average daily net assets as reimbursement for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: printing of prospectuses, statements of additional information and reports for other than existing shareholders; payment of asset-based sales charges or commissions to Investment Professionals; costs of placing advertising in various media; services of parties in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by each Fund, subject to the 0.50% (0.35% in the case of Global High Yield Securities Fund) of net assets limitation. All costs and expenses associated with preparing the Prospectus and SAI and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Funds. To the extent expenses of SBDS under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses may be reimbursed in a succeeding fiscal year; however, no carrying charge or interest will be added to the amount of the expense. Expenses incurred in connection with distribution activities will be identified to each Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as custodian of the assets of the Trust and each Portfolio and serves as the transfer agent (the "Transfer Agent") for the Trust and each Portfolio under the Administration and Services Agreement with the Trust and each Portfolio.


                                              ^ ACCOUNT INFORMATION


TYPES OF ACCOUNTS
Read your Investment Professional's program materials in conjunction with this Prospectus for details of services that may differ from those described in the Prospectus and for additional fees that may apply. Some of the services and features of this Prospectus may not be available to you. Certain features of the Funds, such as minimum initial or subsequent investment amounts, may be modified in these programs, and administrative charges may be imposed for the services rendered.


The different ways to set up (register) your account with ^ BT Global Investors are listed below.


The account guidelines that follow may not apply to certain Funds or to certain retirement accounts. If your employer offers a Fund through a retirement program, contact your employer for more information. Otherwise, call your Investment Professional directly.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants). Joint accounts may be joint tenants in common or joint tenants with rights of survivorship.

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.


^ O INDIVIDUAL RETIREMENT ACCOUNTS ^("IRAS") allow anyone of legal age under 70 1/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

^ O ROLLOVER IRAS retain special tax advantages for certain distributions from employer sponsored retirement plans.

^ O SIMPLIFIED EMPLOYEE PENSION PLANS ^("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

^ O 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax deferred basis. These accounts need to be established by the trustee of the plan.

^ O MONEY PURCHASE/PROFIT SHARING PLANS ^("KEOGH PLANS") are tax deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.


GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA) TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your Investment Professional.

TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before on account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER GROUPS Contact your Investment Professional.

HOW TO BUY SHARES

Once each business day, two share prices are calculated for shares of each Fund: the offering price and the NAV. The offering price includes a front-end sales charge, which you pay when you buy shares of a Fund, unless you qualify for a reduction or waiver as described on page __. When you buy shares at the offering price, the Transfer Agent deducts the applicable sales charge and invests the rest at NAV.

Shares are purchased at the next offering price or NAV, as applicable, calculated after your investment is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.


If you are placing your order through an Investment Professional, it is the responsibility of your Investment Professional to transmit your order to buy ^ Shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within ^ three business days after an order for ^ Shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for ^ Shares of the Funds.


IF YOU ARE NEW TO BT GLOBAL INVESTORS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this Prospectus, call your Investment Professional.


IF YOU ALREADY HAVE MONEY INVESTED IN A BT GLOBAL INVESTORS FUND (OR THE TAX FREE MONEY FUND, NY TAX FREE MONEY FUND, BT INVESTMENT MONEY MARKET FUND, BT INVESTMENT EQUITY 500 INDEX FUND AND THE INSTITUTIONAL EQUITY 500 INDEX FUND), you can:


o         Mail an account application with a check,
o         Wire money into your account,
o         Open an account by exchanging from another BT Global

         Investors Fund (or the Tax Free Money Fund, NY Tax Free Money Fund, BT Investment Money Market Fund, BT Investment Equity 500 Index Fund and the Institutional Equity 500 Index Fund), or

o         Contact your Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                            $2,500
For retirement accounts                                       $  500

Through automatic investment plans                                     $1,000

TO ADD TO AN ACCOUNT                                                   $  250
For retirement accounts                                                $  100
Through automatic investment plan                                      $  100

MINIMUM BALANCE                                                        $1,000
For retirement accounts                                                None

For further information on opening an account, please consult your Investment Professional or refer to the account application.






                          TO OPEN AN ACCOUNT


PHONE                     YOUR INVESTMENT Contact your Investment Professional.
                          ^ If you are an PROFESSIONAL existing Shareholder, you may exchange from another Global Investors Fund ^(or the Tax Free Money Fund, the NY tax Free Money Fund, BT Investment Money Market Fund, the BT Investment Equity 500 Index Fund or the Institutional Equity 500 Index Fund) account with the same registration, including name,address, and taxpayer ID number.

TO ADD TO AN ACCOUNT Contact your Investment Professional or call 1-^(800)-730-1313. You may exchange from another BT Global Investors Fund account (or the Tax Free Money Fund, NY Tax Free Fund, BT Investment Money Market Fund, the BT Investment Equity 500 Index Fund or the Institutional Equity ID numbers

--------------------------------------------------------------------------------

MAIL Complete and sign the account application. Make your check payable to the complete name of the Fund of your choice. appropriate address to the address printed on your account statement. application.

Make your check payable to the complete name of Fund of your choice. Indicate your Fund account number on your choice. Exchange by mail: Call your Investment Professional for instructions.
--------------------------------------------------------------------------------


IN PERSON                ^ Take your account application and check ^
                           Investment Professional.

                           Take your check to your to your Investment
                           Professional.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WIRE      Not available.                  Call your Investment Professional or
                                   wire to:
                            ROUTING NO.: 021001033
                            ATTN: Bankers Trust/IFTC Deposit DDA NO.: 00-226-296
                            FBO: (Account name) (Account number)
                            CREDIT: Fund Number Global High Yield Securities F
                                     Fund - ^ 506
                            Capital Appreciation Fund - 501
                            Small Cap Fund - 502
                            International Equity Fund - 503
                            Pacific Basin Equity Fund - 504 Latin
                             American Equity Fund - 505
 46

                          ^Specify the complete name of the fund of your choice, and include your account number and your name.

--------------------------------------------------------------------------------


 AUTOMATICALLY   Not          Use the Systematic Investment Program. Sign up for
                 available.   this service when opening your account on
                              your application, or call your Investment
                              Professional to begin the program. The initial minimum investment in this program is $1,000.

--------------------------------------------------------------------------------


HOW TO SELL SHARES


You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your ^ Shares. Your ^ Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. NAV is normally calculated at 4:00 p.m. Eastern time.

TO SELL ^ SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible BT Global Investors Funds (or the Tax Free Money Fund, NY Tax Free Money Fund, BT Investment Money Market Fund, the BT Investment Equity 500 Index Fund or the Institutional Equity 500 Index Fund), which can be requested by phone or in writing. For ^ information on retirement ^ distributions contact your Investment Professional or call 1-800-^ 677-7596.


IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open.



TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.


CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Bankers Trust from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:


o You wish to redeem more than $100,000 worth of ^ Shares, o Your account registration has changed within the last 30 days, o The check is being mailed to a different address than the one on your account (record address), o The check is being made payable to someone other than the account owner, o The redemption proceeds are being transferred to a BT account with a different registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.


You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

o  Your name,
o  The Fund's name and Fund's number,
o  Your Fund account number,

o The dollar amount or number of ^ Shares to be redeemed and o Any other applicable requirements listed in the following table.


Deliver your letter to your Investment Professional, or mail it to the following address:


                              Bankers Trust Company
                                 P.O. Box 419210
                           Kansas City, MO 64141-6210


overnight mailings:
                              Bankers Trust Company
                         210 West 10th Street, 8th Floor
                           Kansas City, MO 64105-1716^


Unless otherwise instructed, the Transfer Agent will send a check to the record address.


                     ACCOUNT TYPE                       SPECIAL REQUIREMENTS

PHONE YOUR           All account types
INVESTMENT           except retirement   Maximum check request: ^ $100,000
^PROFESSIONAL


                     All account types   You may exchange to other BT Global
                                         Investors Funds (or the Tax Free Money
                                         Fund, NY Tax Free Money Fund, BT
                                         Investment Money Market Fund, BT
                                         Investment Equity 500 Index Fund, or
                                         the Institutional Equity 500 Index
                                         Fund) if both accounts are registered
                                         with the same name(s), address, and
                                         taxpayer ID number.


--------------------------------------------------------------------------------

MAIL OR IN PERSON    Individual, Joint Tenant,   The letter of instruction (with

                     Sale Proprietorship, UGMA,  signature guaranteed^, if
                     UTMA required) must be signed by all persons required to sign for transactions, exactly as their names appear on the account and sent to your Investment
                                                 Professional or the Transfer
                                                 Agent.


Retirement account                        The account owner should

                                          complete a retirement distribution
                                          form.  Contact your Investment
                                          Professional or call 1-800-^ 677-7596.


Trust                                     The trustee must

                                          sign the letter indicating capacity as
                                          trustee. If the trustee's name is not
                                          ^ on the account registration, provide
                                          a copy of the trust document certified
                                          with the last 60 days.


 Business or                         At least one person authorized by corporate
 Organization                        resolution to act on the account must
                                     sign the letter.


 Executor, Administrator,                        For instructions contact your
 Conservator/Guardian                            Investment Professional or call
                                                 1-800-^ 730-1313.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WIRE      All account                You must sign up for the wire feature

          types except retirement    before using it.  To verify that it is in
                                     place, contact your Investment Professional
                                     or call 1-800-^ 730-1313.   Minimum wire:
                                     ^ $1,000.  Your wire redemption request
                                     must be received by the Transfer Agent
                                     before 4:00 p.m. Eastern time for money to be wired on the next business day.

--------------------------------------------------------------------------------



INVESTOR SERVICES

BT Global Investors Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES
STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent will send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration) o Account statements (quarterly) o Financial reports (every six months)


To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional if you need additional copies of financial reports.

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may sell your ^ Shares and buy ^ Shares of other BT Global Investors Funds by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase. If you are exchanging from the Global High Yield Securities Fund to another Fund, no incremental sales charge will be assessed.

Note that exchanges out of a ^ Fund may be limited to four per calendar year and that they may ^ have tax consequences for you. For detail on policies and restrictions governing exchanges including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page __.

SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Because of the ^ Shares' front-end charge, you may not want to set up a systematic withdrawal plan during a period when you are buying ^ Shares on a regular basis.

MINIMUM                  FREQUENCY             SETTING UP OR CHANGING

$100                     Monthly, quarterly,   To establish call your Investment
                         semi-annually, or     Professional or call 1-800-730
                        annually               -1313 after your account is open.
                                               The accounts from which the
                                               withdrawals be processed
                                         must have a minimum balance of $10,000.


One easy way to pursue your financial goals is to invest money regularly. BT Global Investors Funds offer convenient services that let you transfer money into your fund account, or between fund accounts automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your Investment Professional for more information.

REGULAR INVESTMENT PLANS
SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A BT GLOBAL INVESTORS
FUND

MINIMUM           MINIMUM           FREQUENCY            SETTING UP OR CHANGING
INITIAL           SUBSEQUENT

$1,000            $100           Monthly, bimonthly,    For a new account,
                                 quarterly or semi-     complete the appropriate
                                                        section on the

                                    annually            application.For existing
                                                        accounts, call your
                                                        Investment Professional
                                                        for an application.
                                                        To change the amount or
                                                        frequency of your
                                                        investment, contact your
                                                        Investment Professional
                                                        directly or call 1-800-^
                                                        730-1313.  Call at least
                                                        10 business days prior
                                                        to your next scheduled
                                                        investment date.


SYSTEMATIC EXCHANGE PROGRAM

TO MOVE MONEY FROM ONE BT GLOBAL INVESTORS FUND TO ANOTHER (OR TO THE TAX FREE MONEY FUND, NY TAX FREE MONEY FUND, BT INVESTMENT MONEY MARKET FUND, BT INVESTMENT EQUITY 500 INDEX FUND OR THE INSTITUTIONAL EQUITY 500 INDEX FUND)


MINIMUM           FREQUENCY                 SETTING UP OR CHANGING


$100           Monthly, quarterly,          To establish, call your
               semi-annually or             Investment
                                            Professional after
                  annually           both accounts are open.
                                     To change the amount or
                                     frequency of your investment,
                                     contact your Investment
                                     Professional directly or call

                                     1-800-^ 730-1313. Call at least
                                     two business days prior to your
                                     next scheduled exchange date.


                                             The account from which
                                             the exchanges are to be
                                             processed must have a
                                             minimum balance of $10,000.
                                             The account into which the
                                             exchange is being processed
                                             must have a minimum of

                                                     $1,000. ^


                                         SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund distributes capital gains annually. Normally, income dividends for the Global High Yield Securities Fund and the Capital Appreciation Fund are distributed quarterly; income dividends for the Small Cap Fund, International Equity Fund, Pacific Basin Equity Fund and the Latin American Equity Fund are distributed annually.


DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive distributions. The Trust offers four options:


1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional ^
Shares of the Fund. If you do not indicate a choice on your application you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional ^ Shares of the Fund, but you will be sent a check for each dividend distribution.


3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.


4. AUTOMATIC DIVIDENDS PROGRAM. Your dividend and capital gain distributions be automatically invested in ^ Shares of another BT Global Investors Fund (or the Tax Free Money Fund, NY Tax Free Money Fund or the BT Investment Money Market
Fund) as long as minimums for that account are met.


If you select distribution option 2 or 3 and the U.S. Postal

Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. You may change distribution option at anytime by notifying the Transfer Agent in writing.

FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. If distributions from a retirement account for any taxable year following the year in which the participant reaches age 70 1/2 are less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the Internal Revenue Service (the "IRS"). The administrator, trustee or custodian of such a retirement account will be responsible for reporting distributions from such accounts to the IRS.

Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge.

When each of the Funds deducts a distribution from its NAV, the reinvestment price is the applicable Fund's NAV at the close of business that day. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.

TAXES
As with any investment, you should consider how an investment in the Funds could affect you. Below are some of the Funds' tax implications. If your account is not a tax-deferred retirement account beware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions from the Funds are subject to federal income tax and may also be subject to state or local taxes. If living outside the United States, your distributions from the Funds could also be taxed by the country in which you reside.

For federal tax purposes, income and short-term capital gain distributions from each of the Funds are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.

Mutual fund dividends from U.S. government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Every January, the Transfer Agent will send the IRS a statement showing the taxable distributions paid to you in the previous year.


TAXES ON TRANSACTIONS. Your redemptions, including exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the cost of your ^ Shares and the price you receive when you sell them.

Whenever you sell ^ Shares of a Fund, the Transfer Agent will send you or your Investment Professional a confirmation statement showing how many ^ Shares you sold and at what price. You also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy ^ Shares just before a Fund deducts a capital gain distribution or dividend distribution, as applicable, from its NAV, you will pay the full price for the ^ Shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. If a Fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each of the Funds may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your ^ Shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your ^ Shares. The statement you receive in January will specify whether any distributions included a return of capital.


Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.

There are tax requirements that all Funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

VALUATION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the NYSE is open. Each Fund's NAV and offering price, as applicable, is calculated as of the close of regular trading on the NYSE, currently 4:00 p.m.
Eastern time.

A FUND'S NAV is the value of a single ^ Share. The NAV of each Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its ^ Shares outstanding. Each Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable and, in making such comparisons, to consider all relevant factors under applicable guidelines of the SEC.

THE OFFERING PRICE (price to buy one ^ Share) is the applicable Fund's NAV, plus a sales charge. The Funds have a maximum sales charge of 4.75% of the offering price (3.75% for the Global High Yield Securities Fund).

SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS (FOR EACH
FUND EXCEPT THE GLOBAL HIGH YIELD SECURITIES FUND)



                                                                Investment
                                      Sales Charge              Professional
                                       as a % of                Concession as
                                  Offering      Net Amout       % of Offering
AMOUNT INVESTED                   PRICE         INVESTED        PRICE

Less than $50,000                  4.75%         4.99%          4.00%
$50,000 to less than $100,000      4.50          4.71           4.00
$100,000 to less than $250,000     3.50          3.63           3.00
$250,000 to less than $500,000     2.50          2.56           2.00
$500,000 to less than $1 million   2.00          2.04           1.75
$1 million or more                 None          None           See below[a]


GLOBAL HIGH YIELD SECURITIES FUND

                                                                   Investment
                                      Sales Charge                 Professional
                                        as a % of                  Concession as
                                Offering         Net Amount        % of Offering
AMOUNT INVESTED                 PRICE            INVESTED          PRICE

Less than $50,000               3.75%            3.90%             3.00%

$50,000 to less than $100,000      3.50       3.63               3.00%
$100,000 to less than $250,000     2.50       2.56               2.00%
$250,000 to less than $500,000     1.50       1.52               1.00%
$500,000 to less than $1 million   1.00       1.01               0.75%
$1 million or more                 None       None               None

[a] INVESTMENT PROFESSIONALS WILL BE COMPENSATED ^ WITH A FEE (BASED ON AVERAGE ASSETS ^) OF 1.00% FOR PURCHASE AMOUNTS OF $1 MILLION TO $3 MILLION OF ASSETS, 0.50% ^ ON THE NEXT $3 MILLION TO $20 MILLION OF ASSETS AND 0.15% FOR ASSETS OVER $20 MILLION. ASSETS MUST REMAIN IN THE FUND(S) FOR A PERIOD OF 18 UNINTERRUPTED MONTHS, OR THE INVESTMENT PROFESSIONAL WILL BE REQUIRED TO REFUND THIS FEE TO SBDS. IF THE ASSETS ARE EXCHANGED INTO A BT GLOBAL INVESTORS FUND WHICH DOES NOT HAVE A SALES CHARGE WITHIN THE 18 MONTH PERIOD, THE INVESTMENT PROFESSIONAL WILL BE REQUIRED TO REFUND THIS FEE.

REINSTATEMENT PRIVILEGE. If ^ an investor sold all or part of ^ their Shares of a Fund, ^ they may reinvest an amount equal to all or a portion of the redemption proceeds in the same Fund or another BT Global Investors Fund, without paying any sales charge, at the NAV next determined after receipt of ^ the investment order, provided that such reinvestment is made within 30 days of redemption. ^ An investor must reinstate ^ their Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply.

WHEN ^ AN INVESTOR SIGNS AN ACCOUNT APPLICATION, ^ they will be asked to certify that ^ their social security or taxpayer identification number is correct and that ^ they are not subject to 31% backup withholding for failing to report income to the IRS. If ^ they violate IRS regulations, the IRS can require a Fund to withhold 31% of ^ the investor's taxable distributions and redemptions.

^ AN INVESTOR MAY INITIATE MANY TRANSACTIONS BY TELEPHONE: ^ An Investment Professional or the Transfer Agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. ^ An Investment Professional or the Transfer Agent will request personalized security codes or other information, and may also record calls. ^ An investor should verify the accuracy of the confirmation statements immediately after receipt. If ^ investors do not want the ability to redeem and exchange by telephone, they should call ^ their Investment Professional or the Transfer Agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF ^ SHARES for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Bankers
Trust's opinion, they would disrupt management of a Fund.


WHEN ^ INVESTORS PLACE AN ORDER TO BUY ^ SHARES, their Shares will be purchased at the next NAV or offering price, as applicable, calculated after ^ the order is received and accepted by the Transfer Agent. Note the following:

O All checks should be made payable to the specific Fund.

^ O All ^ purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

^ O The Funds do not accept third-party checks, except those payable to an existing shareholder who is a natural person (not a corporation or partnership), credit cards or cash.

^ O When making a purchase with more than one check, each check must have a value of at least $50.

^ O Each Fund reserves the right to limit the number of checks processed at one time.

^ O If ^ a check does not clear, ^ the purchase will be cancelled and ^ the investor could be liable for any losses or fees a Fund or the Transfer Agent has incurred.

O When purchase orders are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

^ O Direct Purchases: ^ Investors begin to earn dividends as of the first business day following the day the Fund receives payment.

O Automated Order Purchases: ^ Investors begin to earn dividends as of the business day your order is received and accepted.


AUTOMATED ORDERS PURCHASE. Shares of the Funds can be purchased or sold through Investment Professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.


TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying ^ Shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.

WHEN ^ INVESTORS PLACE AN ORDER TO SELL ^ SHARES, Shares will be sold at the next NAV calculated after ^ the order is received and accepted. Note the following:

^ O Normally, redemption proceeds will be mailed ^ on the next business day, but if making immediate payment could adversely affect a Fund it may take up to seven days to pay you.

^ O Shares of the Funds will earn dividends through the date of redemption; however, ^ Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.

^ O Each Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected which can take up to seven business days.

^ O Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.


THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge). The fee, which is payable to the Transfer Agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.


IF ^ A NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, ^ the investor will be given 30 days' notice to reestablish the minimum balance. If ^ the investor does not increase ^ their balance, the Transfer Agent reserves the right to close ^ the account and send the proceeds to ^ the investors. Shares will be redeemed at the NAV on the day ^ the account is closed.


THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.


EXCHANGE ^ LIMITATIONS

As a shareholder, you have the privilege of exchanging ^ Shares of a Fund for ^ Shares of other BT Global Investors Funds (or the Tax Free Money Fund, NY Tax Free Money Fund, BT Investment Money Market Fund, BT Investment Equity 500 Index Fund or the Institutional Equity 500 Index Fund.) However, ^ investors should note the following:

^ O The Fund ^ an investor exchanges into must be registered for sale in ^ their state.

^ O Investors may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

^ O Before exchanging into a Fund, investors should read its Prospectus.

^ O Exchanges between the Funds described in this Prospectus and Funds described in other BT Global Investors ^ Fund prospectuses are restricted during the 90 days following purchase. Exchanges among the Funds described in this Prospectus are permitted at any time after purchase.

^ O Exchanges may have tax consequences for you.

^ O Because excessive trading can hurt Fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year.

 Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.


^ O Each Fund reserves the right to refuse exchange purchases by any person or group if, in Bankers Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

^ O Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

^ O Although the Funds will attempt to give ^ prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future on 60 days' notice to shareholders.


SALES CHARGE REDUCTIONS AND WAIVERS

The front-end sales charge will be reduced for purchases of shares according to the Sales Charge Schedule shown on page __ if your purchase qualifies for one of the following reduction plans.


The following programs are available for front-end sales charge reduction.


QUANTITY DISCOUNTS apply to purchases of ^ Shares of a single Fund or to combined purchases of ^ Shares of other BT Global Investors Funds, including Funds in this Prospectus and in any other BT Global Investors Funds' prospectus. (Minimum investment is $50,000).

To qualify for a Quantity Discount, investing in a Fund's ^ Shares for several accounts at the time same time will be considered a single transaction (Combined Purchase), as long as ^ Shares are purchased through one Investment Professional and the total is at least $50,000.

RIGHTS OF ACCUMULATION let you determine your front-end sales charge on a Fund's ^ Shares by adding to your new purchase the value of all of BT Global Investors Fund ^ Shares including Funds in this Prospectus and in any other BT Global Investors Funds' prospectus held by you, your spouse, and your children under age 21.

A LETTER OF INTENT lets you receive the same reduced front-end sales charge on purchases of ^ Shares made during a 13-month period as if the total amount invested during the period in BT Global Investors Funds in this Prospectus and in any BT Global Investors Funds' prospectus had been invested in a single lump sum. (see "Quantity Discounts" above.) You must file your non-binding Letter within 90 days of the start of your purchases.
 Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed ^ Shares. Neither income dividends nor capital gain distributions reinvested in additional ^ Shares will apply toward completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed ^ Shares will be redeemed to pay any applicable front-end sales charges.

A front-end sales charge will not apply to the following ^ Shares :


1. Purchased by an existing Bankers Trust investment management client;

2. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of Investment Professionals having agreements with SBDS or Bankers Trust;

3. Purchased by a current or former trustee or officer of a BT Fund or a current or retired officer, director or regular employee of Bankers Trust or its direct or indirect subsidiaries (a Bankers Trust trustee or employee), the spouse of a Bankers Trust trustee or employee, a Bankers Trust trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Bankers Trust trustee or employee;

4. Purchased by a charitable organization (as defined in Section
501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501 (c) (3) of the Internal Revenue Code);

6. Purchased by a trust institution or bank trust department investing on its own behalf or on behalf of its clients;

7. Purchased in an account for which an Investment Professional, bank, broker-dealer or financial advisor charges an asset management fee, provided the Investment Professional's bank, broker-dealer or financial advisor has an agreement with SBDS or Bankers Trust;

8. Purchased as part of an employee benefit plan having more than 200 eligible employees or a minimum of $1 million of plan assets.

9. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency; or

10. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge.


11. Purchased as part of an IRA, 401(k) or other retirement plan rollover.

12. Purchased as an exchange from any Fund in this Prospectus or in any other BT Global Investors Fund prospectus.


ADDITIONAL INFORMATION ABOUT THE TRUST AND PORTFOLIOS


Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund (with the exception of the Global High Yield Securities Fund) is a separate diversified series of BT Global Investors, a Massachusetts business trust. ^ The Global High Yield Securities ^ Fund is a non-diversified series of BT Global Investors. Each of the Small Cap Portfolio, Pacific Basin Equity Portfolio and Latin American Equity Portfolio is a separate diversified subtrust of BT Investment Portfolios, a New York master trust fund. The Global High Yield Securities Portfolio is a non-diversified subtrust of BT Investment Portfolios. Each of the Capital Appreciation Portfolio and International Equity Portfolio is a New York trust.


Each of the Trust and BT Investment Portfolios reserves the right to add additional series in the future. The Trust also reserves the right to issue more than one class of shares of each Fund.

The Trust or a Portfolio may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trust's Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of one of the Funds is required on any matter affecting only that Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect that Fund and do not require a separate vote of the Fund. All series of the Trust will vote together on certain matters, such as electing trustees or approving independent public auditors. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each series of the Trust will vote separately on any matter involving the corresponding Portfolio. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trust. As with the Trust, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


Each Portfolio was organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds' investing in the Portfolios.^ No series of BT Investment Portfolios has any preference over any other series.

BT0433M

APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

                                                    Appendix-1

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&PS CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

                                                    Appendix-2

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


^ DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER
RATINGS:

         F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

         Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

         Duff 1--Very high certainty of timely payment.  Liquidity


                                                    Appendix-3
factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS:

         AAA--Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA--Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

         A--Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         BBB--Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         BB--Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

         B--Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

         CCC--Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favourable business, economic or financial conditions.

         CC--Obligations which are highly speculative or which have a high risk of default.

         C--Obligations which are currently in default.

         Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories.

         Ratings of BB and below are assigned where it is considered that speculative characteristics are present.



                                                    Appendix-4

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS:

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a strong capacity for timely repayment.

         A2--Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         A3--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

         B--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D--Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

         TBW-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

         AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

         AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with


                                                    Appendix-5
limited incremental risk compared to issues rated in the highest category.

         A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

         BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues.
 Adverse development could well negatively affect the payment of interest and principal on a timely basis.

         CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

         CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

         D--Default

         These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

         RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE
RESPECTIVE CATEGORY THE ISSUE IS PLACED.


                                                    Appendix-6

 BT0441F

STATEMENT OF
ADDITIONAL INFORMATION

 January   , 1996


BT Global Investors
oGlobal High Yield Securities Fund
oCapital Appreciation Fund
oSmall Cap Fund
oInternational Equity Fund
oLatin American Equity Fund
oPacific Basin Equity Fund



         BT Global Investors (the "Trust") is comprised of ten funds. The shares of six of the funds -- Global High Yield Securities Fund, Capital Appreciation Fund, Small Cap Fund, International Equity Fund, Latin American Equity Fund and Pacific Basin Equity Fund, (each, a "Fund") -- are described herein.


         Table of Contents


         Risk Factors and Certain Securities and Investment Practices

         Performance Information  . . . . . . . . . . . . . . . . .
         Valuation of Securities; Redemptions and Purchases in Kind .
         Management of the Trust and the Portfolios . . . . . . . . .
         Organization of the Trust  . . . . . . . . . . . . . . . . .
         Taxation . . . . . . . . . . . . . . . . . . . . . . . . . .
         Financial Statements . . . . . . . . . . . . . . . . . . . .


         As described in the Prospectus, the Trust seeks to achieve the investment objectives of each Fund by investing all the investable assets ("Assets") of the Fund (with the exception of the Global High Yield Securities
Fund) in a diversified open-end management investment company (or a series thereof) having the same investment objectives as such Fund. The Global High Yield Securities Fund invests its Assets in a non-diversified open-end management investment company (or series thereof). These investment companies (or a series thereof) are, respectively, International Equity Portfolio, Capital Appreciation Portfolio and BT Investment Portfolios. Global High Yield Securities Portfolio, Small Cap Portfolio, Latin American Equity Portfolio and Pacific Basin Equity Portfolio are each a series of BT Investment Portfolios.


     Since the investment characteristics of the Funds will correspond directly to those of the respective Portfolio in which the Fund invests all of its Assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.


         Shares of the Funds are sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.


     The Trust's Prospectus for the Funds is dated January , 1996. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Investment Professional. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Funds' Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.









                              BANKERS TRUST COMPANY
             Investment Adviser of each Portfolio and Administrator
                     SIGNATURE BROKER-DEALER SERVICES, INC.
                                   Distributor


6 St. James Avenue     Boston, Massachusetts 02116   (800) 730-1313

               RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT
                                   PRACTICES


                              Investment Objectives

         The investment objective(s) of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective(s).


                              Investment Practices


         Each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio. The Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

         Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see the Appendix to the Prospectus.

         ** 1 Short-Term Instruments. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

         Lower-Rated Debt Securities ("Junk Bonds"). While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.


         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.

     Judgement plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the Global High Yield Securities Portfolio's ability to dispose of these securities.

         Since the risk of default is higher for lower-rated debt securities, Bankers Trust's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, Bankers Trust will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. Bankers Trust's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         The Global High Yield Securities Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Global High Yield Securities Fund.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


     The Adviser will monitor the liquidity of Rule 144A securities in each Portfolio's portfolio under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


* 1 moved from here; text not shown

Lending of Portfolio Securities. Each Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Signature or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral.

     There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees of the Portfolio must terminate the loan and regain the right to vote the securities.


     When-Issued and Delayed Delivery Securities. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional U.S. Government Obligations. Each Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     Reverse Repurchase Agreements. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

         Foreign Securities: Special Considerations Concerning Eastern Europe. Global High Yield Securities Portfolio may invest in foreign securities issued by Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolios' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States consisting of the states of the former Union of Soviet Socialist Republics.


         The economic situation remains difficult for Eastern European countries in transition from central planning, following what has already been a sizable decline in output. The contraction now appears to be bottoming out in parts of Eastern Europe, where some countries are projected to register positive growth in 1995. Following three successive years of output declines, there are preliminary indications of a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland; growth in private sector activity and strong exports now appear to have contained the fall in output. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and a move toward free-market economies. But key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation.

         In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions. Further, no accounting standards exist in Eastern European countries. Although certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.


     Brady Bonds. Latin American Equity Portfolio and Global High Yield Securities Portfolio may invest in "Brady bonds," which have been issued by the governments of Argentina, Brazil, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela. Most Brady bonds are currently rated below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Services Inc. ("Moody's").


         The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program which would enable a debt country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisaged that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following:(i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

     Latin American Equity Portfolio and Global High Yield Securities Portfolio may invest in either collateralized or uncollateralized Brady bonds. U.S. dollar-denominated, collateralized Brady bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Foreign Securities: Special Considerations Concerning Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, Latin American Equity Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The economies of Latin American countries may be predominantly based in only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates; and (v) securities of issuers located in Latin America may have limited marketability and may be subject to more abrupt or erratic price movements.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Portfolio's investments in this region.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk.

         In recent years, there have been significant improvements in some Latin American economies; however, others continue to experience economic problems, including high inflation rates and high interest rates. The emergence of Latin American economies and securities markets will require economic and fiscal discipline, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, by world prices for oil and other commodities, and international trade agreements such as the North American Free Trade Agreement. Because Latin American securities generally are denominated and pay dividends or interest in currencies of Latin American countries, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates, the Portfolio is authorized to enter into certain foreign currency exchange transactions.

         Latin American Equity Portfolio invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Portfolio's assets denominated in those currencies. Criteria for determining the appropriate distribution of investments among various countries and regions include the prospects for relative growth among the countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors. The Portfolio seeks to benefit from economic and other developments in Latin America.

     Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt, including the Portfolio, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. Political turmoil, high inflation, capital repatriation restrictions and nationalization have further exacerbated conditions.

         Large  budget  deficits  and a high  level of state  ownership  in many
productive   and  service   areas  have  given  way  to  balanced   budgets  and
privatization in Mexico, Brazil, Chile and Argentina.

     Changes in political leadership have encouraged the implementation of market oriented economic policies such as balanced budgets. Privatization trade reform and monetary reform have been among the steps taken to modernize the Latin American economies and to regenerate growth in the region. However, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such a military coups, have occurred in the past and could also adversely affect the Portfolio's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left the home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free trade zone between Mexico and the U.S. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and North American Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

         Foreign Securities: Special Considerations Concerning the Pacific Basin. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

         The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

         Thailand has been transformed into one of the fastest growing stock markets in the world. On February 23, 1991, the military staged its 17th coup since the overthrow of the absolute monarchy in 1932. The newly appointed government quickly focused on the economy and enacted major tax revisions, slashing personal income tax and reducing taxes on imports. Most significantly, it pushed through a 7% value added tax. Released from political consideration by the coup, the Bank of Thailand was finally able to implement a monetary tightening. As a result, interest rates rose and GDP declined to 7.7% from 10% the previous year. The government continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. Nonetheless, political unrest coupled with the shooting of anti-government demonstrators in May 1992 has caused many international businesses to question Thailand's political stability.

         Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980's. However, authorities in Beijing have agreed to maintain a capitalist system for 50 years that, along with Hong Kong's economic growth, continued to further strong stock market returns. In preparation for 1997, Hong Kong has to develop trade with China, where it is the largest foreign investor, while also maintaining its longstanding export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

         In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well developed sectors in electronics, automotive, textiles and shoe manufacturing, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 7.5% in 1991. Labor unrest was noticeably calmer, unemployment averaged a low of 2.3%, and investment was strong. Inflation rates, however, are beginning to challenge South Korea's strong economic performance. In addition, the international situation between South and North Korea continues to improve. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation.

         Indonesia is a mixed economy with many socialist institutions and central planning, but has recently placed emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth, yet with a large and rapidly increasingly population, it remains a poor country. Agriculture, including forestry and fishing, is an important sector, accounting for 21% of GDP and over 50% of the labor force. Once the world's largest rice importer, Indonesia is now nearly self-sufficient.

         The Malaysian economy continued to perform well, growing at an average annual rate of 9% from 1987 through 1991. This placed Malaysia as one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the US and Japan) and the world's largest exporter of semiconductor devices.

     More remarkable is the country's ability to achieve rapid economic growth with relative price stability (2% inflation over the past five years) as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the OECD countries or a fall in world commodity prices.

         Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its entrepot history. During the 1970's and early 1980's, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

     Foreign Securities: Special Considerations Concerning China and China Region. China's economic reform plan was designed to bring in foreign investment capital and technological skills. The result has been a move towards a more mixed economy away from the previous centrally planned economy. The process of devolving responsibility for all aspects of enterprise to local management and authorities continues, even though the system of socialism with Chinese characteristics involves considerable influence by the central government on production and marketing.

         In order to attract foreign investment, China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive.

         China has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country.

         The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many Chinese issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. Similarly, volume and liquidity in the bond markets in China are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Chinese securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in China may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid Chinese securities markets, the Portfolio's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Portfolio's inability to dispose fully and promptly of positions in declining markets will cause the Portfolio's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Chinese securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

         The Chinese, Hong Kong and Taiwan stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

         China governmental actions can have a significant effect on the economic conditions in China, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

         The securities industry in China is not well developed. China has no securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities.

         China does not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. The corporate form of organization has only recently been permitted in China and national regulations governing corporations were introduced only in May, 1992. Prior to the introduction of such regulations, Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of any litigation. Even where adequate law exists in China, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgement by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Portfolio, would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the Chinese legal system develops, the promulgation of new laws, changes to existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Portfolio. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally.

         Exports continue to rise strongly, although China remains vulnerable to United States economic conditions and possible trade sanctions, unless it liberalizes current import restrictions and improves its human rights record. However, imports are also expected to rise and may outstrip exports in terms of growth rates.

         There are currently two officially recognized securities exchanges in China -- The Shanghai Securities Exchange which opened in December 1990 and The Shenzhen Stock Exchange which opened in July 1991. Shares traded on these Exchanges are two types -- "A" shares which can be traded only by Chinese investors and "B" shares which can be traded only by individuals and corporations not resident in China.

         In Shanghai, all "B" Shares are denominated in Chinese renminbi ("RMB"), but all transactions in "B" shares must be settled in U.S. dollars, and all distributions made on "B" shares are payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Centre.

         In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in RMB but payable in Hong Kong dollars, the rate of exchange being the average rate published by Shenzhen Foreign Exchange Adjustment Centre.

         There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" Shares, subject to the payment of taxes imposed by China thereon.

         Company law relating to companies limited by shares and regulations regarding the issuing of shares by equity joint ventures have not yet been developed on a national basis. The Shenzhen municipality issued regulations in 1992 relating to joint stock companies, and the Shanghai municipality has a draft joint stock company law under review. Regulations governing the trading of securities on both the Shenzhen and the Shanghai stock exchanges have been issued by each municipality; there is no national securities legislation as yet.

         Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As an export-driven economy, the economy of China is affected by developments in the economies of its principal trading partners. Revocation by the United States of

China's "Most  Favored  Nation"  trading  status,  which the U.S.  President and
Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts are further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgement will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. A Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

         Options on Futures Contracts. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees of each Portfolio has also adopted a restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

         Options on Foreign Currencies. Each Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Each Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         Each Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

         Each Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

         Additional Risks of Options on Futures Contracts, Forward

Contracts and Options on Foreign Currencies. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a
Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

         Options on Securities. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

         When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

         A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

         When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

         A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

         Each Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

         Options on Securities Indices. In addition to options on securities, each Portfolio, with the exception of International Bond Portfolio, may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

         International Equity Portfolio and Pacific Basin Equity Portfolio may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

         Forward Foreign Currency Exchange Contracts.  Because each

Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

         A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

Rating Services

         The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to the Prospectus.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

         As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1) borrow  money or mortgage or  hypothecate  assets of the  Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "State and Federal Restrictions" below (as an operating policy, the Portfolios may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's) fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

        (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         State and Federal Restrictions. In order to comply with certain state and Federal statutes and policies each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;


     (iv) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio
(Fund),  and the value of  securities  of any one issuer in which the  Portfolio
(Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Portfolio (Fund) contemporaneously owns or has the right to obtain, without the payment of additional consideration, securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Portfolios (Funds) have no current intention to engage in short selling);


     (v) invest for the purpose of exercising control or management;

     (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

     (vii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

     (viii) invest more than 15% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;


     (ix) with the exception of Global High Yield Securities Portfolio (Fund), with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     (x) with the exception of Global High Yield Securities Portfolio (Fund), with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer;

     (xi) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

     (xii) invest in warrants  (other than  warrants  acquired by the  Portfolio
(Fund) as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's (Fund's) net assets or if, as a result, more than 2% of the Portfolio's (Fund's) net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

     (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets;
(c) the securities  subject to the exercise of the call written by the Portfolio
(Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

     (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                Portfolio Transactions and Brokerage Commissions

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

         In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.


         For period from January 1, 1995 through September 30, 1995 and the years ended December 31, 1994 and 1993 , International Equity Portfolio paid brokerage commissions in the amount of $132,894, $110,580 and $63,523
, respectively.

         For the year ended September 30, 1995 and the period from October 25, 1993 (commencement of operations) through September 30, 1994, Latin American Equity Portfolio paid brokerage commissions in the amount of $202,130 and $188,008, respectively.

         For the year ended September 30, 1995 and the period from December 14, 1993 (commencement of operations) through September

     30, 1994, Global High Yield Securities Portfolio paid brokerage commissions in the amount of $5,655 and $0, respectively.

         For the year ended September 30, 1995 and the period from November 1, 1993 (commencement of operations) through September 30, 1994, Pacific Basin Equity Portfolio paid brokerage commissions in the amount of $192,123 and $139,363, respectively.

         For the period from January 1, 1995 through September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Capital Appreciation Portfolio paid brokerage commissions in the amount of $247,868, $162,941 and $58,016, respectively.

     For the year ended September 30, 1995 and the period from October 21, 1993 (commencement of operations) through September 30, 1994, Small Cap Portfolio paid brokerage commissions in the amount of $70,603 and $20,835, respectively.




                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Yield: Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         Total return: A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may include comparisons of their investment results to the following unmanaged indices: Global High Yield Securities Fund -

JP Morgan Emerging Markets Bonds Index, Merrill Lynch High Yield Master Index or Lipper World Income Funds Average; Capital Appreciation Fund - Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Lipper General Equity Averages or Lipper MidCap Average; Small Cap Fund - Russell 2000 Index or Lipper Small Companies Growth Funds Average; International Equity Fund
- MSCI GDP Weighted EAFE Index, MSCI EAFE Index or Lipper International Average; Latin American Equity Fund - IFCG Latin America Index, IFCI Latin America Index or Lipper Latin American Funds Average; and Pacific Basin Equity Fund - MSCI Combined Far East Free Excluding Japan Index or Lipper Pacific Region Funds Ex-Japan Average.


         Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

     Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

     Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

     Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

     Changing  Times,  The Kiplinger  Magazine,  a monthly  investment  advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

     Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

     Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

     Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

     Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

     Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

     Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

     Investor's Daily, a daily newspaper that features financial, economic and business news.

     Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

     Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

     Morningstar Inc., a publisher of financial information and mutual fund research.

     New York Times, a nationally distributed newspaper which regularly covers financial news.

     Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

     Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

     Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

     U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

     Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

     Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

     Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

     Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

         Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

         Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

         The Trustees and officers of the Trust and Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.

                              Trustees of the Trust


         HARRY VAN BENSCHOTEN -- Trustee; retired (since 1987); Corporate Vice




President , Newmont Mining Corporation (prior to 1987). His address is 105 Seminary Street, New Canaan, Connecticut 06840.

     ** 2 PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since April, 1989).

     MARTIN J. GRUBER -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964).

     BRUCE E. LANGTON -- Trustee; Retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until
1986). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

     RICHARD J. HERRING -- Trustee; Professor, Finance Department, The Wharton School, University of Pennsylvania. His address is The Wharton School, University of Pennsylvania Finance Department, 3303 Steinberg Hall/Dietrich Hall, Philadelphia, Pennsylvania 19104.


                           Trustees of the Portfolios

         CHARLES P. BIGGAR -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.


     S. LELAND DILL -- Trustee; Retired; Director, Coutts & Co. Group, Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island,

Florida 33404.


* 2 moved from here; text not shown

     PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April,
1989).

     PHILIP SAUNDERS, JR. -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.


                      Officers of the Trust and Portfolios

         Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.


     JOHN R. ELDER - Treasurer ; Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995); Audit Manager, Price Waterhouse (prior to 1983).


     DAVID G. DANIELSON -- Assistant Treasurer; Assistant Manager, SFG (since May, 1991); Graduate Student, Northeastern University (from April, 1990 to March, 1991); Tax Accountant & Systems Analyst, Putnam Companies (prior to March, 1990).

     JAMES S. LELKO, JR. -- Assistant Treasurer; Assistant Manager, SFG (since January 1993); Senior Tax Compliance Accountant, Putnam Investments (prior to December 1992).

     BARBARA M. O'DETTE -- Assistant Treasurer; Assistant Treasurer, SFG (since December, 1988) and Signature (since April, 1989); Administrative Controller, Massachusetts Financial Services Company (prior to December, 1988).

     DANIEL E. SHEA -- Assistant Treasurer; Assistant Manager, SFG (since November 1993); Supervisor and Senior Technical Advisor, Putnam Investments (prior to November 1993).

     THOMAS M. LENZ -- Secretary; Vice President and Associate General Counsel, SFG (since November, 1989); Assistant Secretary, Signature (since February,
1991); Attorney, Ropes &

Gray (prior to November, 1989).

     MOLLY S. MUGLER -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since December, 1988); Assistant Secretary, Signature (since April, 1989).

     LINDA T. GIBSON -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October,
1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

     ANDRES E. SALDANA -- Assistant Secretary; Legal Counsel, SFG (since November, 1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); law student, Yale Law School (September, 1987 to May, 1990).


     Messrs. Coolidge, Danielson, Elder, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolio. No director, officer or employee of Signature or any of its affiliates will receive any compensation from the Trust or a Portfolio for serving as an officer or Trustee of the Trust or a Portfolio. The Trust pays each Trustee of the Trust who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. Each Portfolio and Cash Management, Treasury Money, Tax Free Money, NY Tax Free Money, Utility, Short/Intermediate U.S. Government Securities, Intermediate Tax Free, Asset Management and BT Investment Portfolios (together with the Trust, the "Fund Complex") collectively pay each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

         For the period from January 1, 1995 through September 30, 1995, the International Equity Portfolio accrued Trustees fees equal to $1,079.

         For the year ended September 30, 1995, Latin American Equity Portfolio accrued Trustees fees equal to
$1,535.

         For the year ended September 30, 1995, Pacific Basin Equity Portfolio accrued Trustees fees equal to
$1,535.

         For the year ended September 30, 1995, Global High Yield Securities Portfolio accrued Trustees fees equal to $1,563.

         For the period January 1, 1995 through September 30, 1995, Capital Appreciation Portfolio accrued Trustees fees equal to $1,107.

         For the year ended September 30, 1995, Small Cap Portfolio accrued Trustees fees equal to $1,563.



         Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

         As of September 1, 1995, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

                               Investment Adviser

         Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

         Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Signature or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.


         For the period from January 1, 1995 through September 30, 1995 and for the years ended December 31, 1994, 1993 , Bankers Trust accrued $322,690, $322,489 and $25,031 , respectively, in compensation for investment advisory services provided to International Equity Portfolio. During the same periods, Bankers Trust reimbursed $108,743, $117,653, and $65,394 , respectively, to that Portfolio to cover expenses.

         For the year ended September 30, 1995 and the period from October 25, 1993 (commencement of operations) through September 30, 1994, Bankers Trust aggregated $173,145 and $102,872, respectively, in compensation for investment advisory services provided to Latin American Equity Portfolio. During the same period, Bankers Trust reimbursed $138,351 and $81,307, respectively, to that Portfolio to cover expenses.

         For the year ended September 30, 1995 and the period from November 1, 1993 (commencement of operations) through September 30, 1994, Bankers Trust aggregated $173,591 and $116,020, respectively, in compensation for investment advisory services provided to Pacific Basin Equity Portfolio. During the same period, Bankers Trust reimbursed $47,338 and $40,461, respectively, to that Portfolio to cover expenses.

         For the fiscal year ended September 30, 1995 and the period from December 14, 1993 (commencement of operations) through September 30, 1994, Bankers Trust aggregated $141,692 and $66,073 , respectively, in compensation for investment advisory services provided to Global High Yield Securities Portfolio. During the same period, Bankers Trust reimbursed $78,840 and $48,741, respectively, to that Portfolio to cover expenses.

         For the period from January 1, 1995 through September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Bankers Trust accrued $$482,453, $329,399 and $67,695, respectively, in compensation for investment advisory services provided to Capital Appreciation Portfolio. During the same periods, Bankers Trust reimbursed $131,702, $114,930 and $43,137, respectively, to that Portfolio to cover expenses.

         For the year ended September 30, 1995 and the period from October 21, 1993 (commencement of operations) through September 30, 1994, Bankers Trust aggregated $389,015 and $69,420, respectively, in compensation for investment advisory services provided to Small Cap Portfolio. During the same period, Bankers Trust reimbursed $111,862 and $41,110

, respectively, to that Portfolio to cover expenses.



         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         Each Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

Sub-Investment Adviser

         Bankers Trust has entered into a sub-investment advisory agreement (the "Sub-Advisory Agreement") with BT Fund Managers International Limited ("BT Fund Managers International") a wholly owned subsidiary of Bankers Trust Australia Limited ("BTAL") in Sydney. BTAL is a wholly owned subsidiary of Bankers Trust New York Corporation. Under the Sub-Advisory Agreement, Bankers

Trust may receive investment advice and research services with respect to companies based in the Pacific Basin and may grant BT Fund Managers International investment management authority as well as the authority to buy and sell securities if Bankers Trust believes it would be beneficial to the Portfolio.

         BTAL, which was granted a banking license in 1986, is the parent of Bankers Trust Australia Group which has offices is Sydney, Melbourne, Perth, Brisbane, Adelaide, London and Hong Kong. A representative office of Bankers Trust Company was opened in Australia in 1966 and Australian merchant banking operations commences in 1969. A related organization, Bankers Trust New Zealand Limited, was established in 1986. Although BTAL has not previously served as investment adviser for a registered investment company, BTAL provides investment services for a range of clients.

Administrator

         Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Portfolio reasonably deem necessary for the proper administration of the Trust or a Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Signature performs such sub-administration duties for the Trust and the Portfolios as from time to time may be agreed upon by Bankers Trust and Signature. The Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by Signature and Bankers Trust. All such compensation will be paid by Bankers Trust.

         For the period from January 1, 1995 through September 30, 1995 and the years ended December 31, 1994 and 1993, Bankers Trust received $$74,468, $74,420 and $25,031 , respectively, in compensation for administrative and other services provided to International Equity Portfolio.

         For the year ended September 30, 1995 and the fiscal period from October 25, 1993 (commencement of operations) through September 30, 1994, Bankers Trust received $34,629 and $20,574, respectively, in compensation for administrative and other services provided to Latin American Equity Portfolio.

         For the year ended September 30, 1995 and the fiscal period from November 1, 1993 (commencement of operations) through September 30, 1994, Bankers Trust received $57,864 and $38,673, respectively, in compensation for administrative and other services provided to Pacific Basin Equity Portfolio.

         For the year ended September 30, 1995 and the fiscal period from December 14, 1993 (commencement of operations) through September 30, 1994, Bankers Trust received $35,423 and $16,518, respectively, in compensation for administrative and other services provided to Global High Yield Securities Portfolio.

         For the period from January 1, 1995 through September 30, 1995, the year ended December 31, 1994 and the period from March 9, 1993 (commencement of operations) through December 31, 1993, Bankers Trust received $74,224, $50,677 and $10,415, respectively, in compensation for administrative and other services provided to Capital Appreciation Portfolio.

         For the year ended September 30, 1995 and the fiscal period from October 21, 1993 (commencement of operations) through September 30, 1994, Bankers Trust received $59,848 and $10,680, respectively, in compensation for administrative and other services provided to Small Cap Portfolio.



         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

Custodian and Transfer Agent

         Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and for each Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of each Portfolio pursuant to the respective administration and services agreement.
 Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and each
Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust and each Portfolio.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund,
(i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the 30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

International Equity Portfolio, Latin American Equity Portfolio,
Pacific Basin Equity Portfolio and Global High Yield Securities
Portfolio

         Foreign Securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries will vary.

         If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country

 .

         The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                  Distributions

         Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                           Taxation of the Portfolios

         The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

         Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                            Foreign Withholding Taxes

         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

         A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              Foreign Shareholders

         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 Other Taxation

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.


         Each of International Equity Portfolio and Capital Appreciation Portfolio is organized as a New York trust. BT Investment Portfolios is a New York master trust fund. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.


         Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

Global High Yield Securities Fund, Capital Appreciation Fund,
Small Cap Fund, International Equity Fund, Latin American Equity
Fund and Pacific Basin Equity Fund


         Statement of Assets and Liabilities, December 28, 1995
         Report of Independent Accountants

         The following financial statements for each of the following Portfolios are incorporated herein by reference from the its annual report, a copy of which is attached hereto:

         The following financial statements for each of the following Portfolios are incorporated herein by reference from the its annual report, a copy of which is attached hereto:

BT Investment Portfolios - Global High Yield Securities Portfolio
         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995
         Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from December 14, 1993 (commencement of operations) through September 30, 1994
         Financial Highlights: Selected ratios and supplemental data for the periods indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants


Capital Appreciation Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the period from January 1, 1995 to September 30, 1995
         Statement of Changes in Net Assets for the period from January 1, 1995 to September 30, 1995 and the year ended December 31, 1994
         Financial Highlights: Selected ratios and supplemental data for the periods indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants

BT Investment Portfolios - Small Cap Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from October 21, 1993 (commencement of operations) through September 30, 1994
         Financial Highlights: Selected ratios and supplemental data for the period indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants

International Equity Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the period from January 1, 1995 to September 30, 1995 and the year ended December 31, 1994
         Financial Highlights:Selected ratios and supplemental data for the periods indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants

BT Investment Portfolios - Pacific Basin Equity Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from November 1, 1993 (commencement of operations) through September 30, 1994
         Financial Highlights: Selected ratios and supplemental data for the period indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants

BT Investment Portfolios - Latin American Equity Portfolio

         Statement of Assets and Liabilities, September 30, 1995
         Statement of Operations for the year ended September 30, 1995 Statement of Changes in Net Assets for the year ended September 30, 1995 and the period from October 25, 1993 (commencement of operations) through September 30, 1994
         Financial Highlights: Selected ratios and supplemental data for the period indicated
         Schedule of Portfolio of Investments, September 30, 1995
         Notes to Financial Statements
         Report of Independent Accountants

BT0441F

                             BT GLOBAL INVESTORS --
                        GLOBAL HIGH YIELD SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995


Assets:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .  $   10
       Deferred organization expenses . . . . . . . . . . . .   9,000
              Total assets  . . . . . . . . . . . . . . . . .  $9,010


Liabilities:
       Accrued organization expenses  . . . . . . . . . . . .  9,000
              Net assets  . . . . . . . . . . . . . . . . . .  $  10
Net Asset Value Per Share of Beneficial
Interest ($10.00 / 1 share outstanding) . . . . . . . . . . . $10.00

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to Global High Yield Securities Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of one Share ("Initial Share") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Global High Yield Securities Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ^ ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Share of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Share of the Fund redeemed to the number of the Initial Share of the Fund then outstanding after taking into account any prior redemptions of the Initial Share of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the Global High Yield Securities Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Global High Yield Securities Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

                             BT GLOBAL INVESTORS --
                            CAPITAL APPRECIATION FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995

Assets:

       Cash . . . . . . . . . . . . . . . . . . . . . . . . .  $99,950
       Deferred organization expenses . . . . . . . . . . . .    9,000
              Total assets  . . . . . . . . . . . . . . . . . $108,950

Liabilities:

       Accrued organization expenses  . . . . . . . . . . . .    9,000
              Net assets  . . . . . . . . . . . . . . . . . .  $99,950


Net Asset Value Per Share of Beneficial
Interest ^($99,950 / 9,995 shares outstanding). . . . . . .     $10.00


NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to Capital Appreciation Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of ^ 9,995 Shares ("Initial ^ Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Capital Appreciation Portfolio (the "Portfolio"), an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ^ ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial ^ Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial ^ Shares of the Fund redeemed to the number of the Initial ^ Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial ^ Shares of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Capital Appreciation Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

                             BT GLOBAL INVESTORS --
                                 SMALL CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995

Assets:

       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $10
       Deferred organization expenses . . . . . . . . . . . .   9,000
              Total assets  . . . . . . . . . . . . . . . . .  $9,010


Liabilities:
       Accrued organization expenses  . . . . . . . . . . . .  9,000
              Net assets  . . . . . . . . . . . . . . . . . .    $10

Net Asset Value Per Share of Beneficial
Interest ($10.00 / 1 share outstanding) . . . . . . . . . . .    $10.00

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to Small Cap Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Share") and the sale of one Share ("Initial Share") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Small Cap Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ^ ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Share of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Share of the Fund redeemed to the number of the Initial Share of the Fund then outstanding after taking into account any prior redemptions of the Initial Share of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the Small Cap Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Small Cap Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

                             BT GLOBAL INVESTORS --
                            INTERNATIONAL EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995


Assets:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $10
       Deferred organization expenses . . . . . . . . . . . .   9,000
              Total assets  . . . . . . . . . . . . . . . . .  $9,010


Liabilities:
       Accrued organization expenses  . . . . . . . . . . . .   9,000
              Net assets  . . . . . . . . . . . . . . . . . .  $   10

Net Asset Value Per Share of Beneficial
Interest ($10.00 / 1 share outstanding) . . . . . . . . . . .     $10.00

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to International Equity Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of one Share ("Initial Share") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in International Equity Portfolio (the "Portfolio"), an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ^ ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Share of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Share of the Fund redeemed to the number of the Initial Share of the Fund then outstanding after taking into account any prior redemptions of the Initial Share of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the International Equity Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the International Equity Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

                             BT GLOBAL INVESTORS --
                            PACIFIC BASIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995


Assets:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $10
       Deferred organization expenses . . . . . . . . . . . .   9,000
              Total assets  . . . . . . . . . . . . . . . . .  $9,010


Liabilities:
       Accrued organization expenses  . . . . . . . . . . . .   9,000
              Net assets  . . . . . . . . . . . . . . . . . .  $   10


Net Asset Value Per Share of Beneficial
Interest ($10.00 / 1 share outstanding) . . . . . . . . . . .     $10.00

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to Pacific Basin Equity Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of one Share ("Initial Share") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Pacific Basin Equity Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Share of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Share of the Fund redeemed to the number of the Initial Share of the Fund then outstanding after taking into account any prior redemptions of the Initial Share of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the Pacific Basin Equity Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Pacific Basin Equity Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

                             BT GLOBAL INVESTORS --
                           LATIN AMERICAN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                December 28, 1995


Assets:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $10
       Deferred organization expenses . . . . . . . . . . . .   9,000
              Total assets  . . . . . . . . . . . . . . . . .  $9,010


Liabilities:
       Accrued organization expenses  . . . . . . . . . . . .   9,000
              Net assets  . . . . . . . . . . . . . . . . . .  $   10


Net Asset Value Per Share of Beneficial
Interest ($10.00 / 1 share outstanding) . . . . . . . . . . .     $10.00

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date, with respect to Latin American Equity Fund (the "Fund"), except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of one Share ("Initial Share") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Latin American Equity Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ^ ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Share of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Share of the Fund redeemed to the number of the Initial Share of the Fund then outstanding after taking into account any prior redemptions of the Initial Share of the Fund.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  BT Global Investors -

We have audited the accompanying statement of assets and liabilities of the Latin American Equity Fund (one of the Funds comprising BT Global Investors) as of December 28, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Latin American Equity Fund of BT Global Investors as of December 28, 1995, in conformity with generally accepted accounting principles.




/s/ Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P

Kansas City, Missouri
December 28, 1995

BT0441F

Distributor

Signature Broker-Dealer Services, Inc.              BT Global Investors
6 St. James Avenue
Boston, MA  02116                                   oGlobal High Yield
                                                       Securities Fund
                                                    oCapital Appreciation Fund
                                                    oSmall Cap Fund
                                                    oInternational Equity Fund
Investment Adviser of each Portfolio                oPacific Basin Equity Fund
                                                    oLatin American Equity Fund
Bankers Trust Company
280 Park Avenue
New York, NY  10017


Transfer Agent

Bankers Trust Company
280 Park Avenue
New York, NY  10017


Custodian

Bankers Trust Company                      STATEMENT OF
280 Park Avenue                            ADDITIONAL INFORMATION
New York, NY  10015^                       JANUARY   , 1996

Independent Accountants

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

Legal Counsel

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a)  FINANCIAL STATEMENTS INCLUDED IN PART B

   BT GLOBAL INVESTORS:
   Statement of Assets and Liabilities as of December 28, 1995
   Report of Independent Accountants

   BT INVESTMENT PORTFOLIOS - EQUITY 500 EQUAL WEIGHTED PORTFOLIO, BOND INDEX PORTFOLIO, INTERNATIONAL EQUITY INDEX PORTFOLIO AND SMALL CAP INDEX
   PORTFOLIO:
   Statement of Assets and Liabilities as of December 28, 1995
   Report of Independent Accountants are to be filed by amendment

   BT INVESTMENT PORTFOLIOS - LATIN AMERICAN EQUITY PORTFOLIO, GLOBAL HIGH YIELD SECURITIES PORTFOLIO, SMALL CAP PORTFOLIO AND PACIFIC BASIN EQUITY PORTFOLIO Statement of Assets and Liabilities, September 30, 1995
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio of Investments, September 30, 1995
   Notes to Financial Statements
   Report of Independent Accountants

   CAPITAL APPRECIATION PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND EQUITY 500 INDEX PORTFOLIO
   Statement of Assets and Liabilities, December 31, 1994
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio Investments, December 31, 1994
   Notes to Financial Statements
   Report of Independent Accountants

   CAPITAL APPRECIATION PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND EQUITY 500 INDEX PORTFOLIO
   Statement of Assets and Liabilities, June 30, 1995 (unaudited)
   Statement of operations for the period indicated (unaudited)
   Statement of Changes in Net Assets for each of the periods indicated (unaudited)
   Financial Highlights: Selected ratios and supplemental data for each of the periods indicated (unaudited)
   Schedule of Portfolio Investments, June 30, 1995 (unaudited)
   Notes to Financial Statements

   (b)     EXHIBITS:

           (1A)      Declaration of Trust of the Trust.1
           (1B)      Amendment to the Declaration of Trust.2

           (2)       By-Laws of the Trust.1

           (3)       Inapplicable.

           (4)       Inapplicable.

           (5)       Inapplicable.

           (6)       Distribution Agreement.2

           (7)       Inapplicable.

           (8)       See Exhibit 9(b).3

           (9)       (a) See Exhibit 9(b).3
                     (b) Administration and Services Agreement.2

           (10)      Opinion of counsel.2

           (11)      Consent of independent accountants.2

           (12)      Inapplicable.

           (13)      Investment letter of initial shareholder.2

           (14)      Inapplicable.

           (15) Plan of Distribution pursuant to Rule 12b-l under the Investment Company Act of 1940, as amended
                     (the "1940 Act").2

           (16)      Method of computations of performance information.3

           (17)     Financial Data Schedules.2

           (25)     Powers of Attorney.2

   1 Incorporated by reference to the Registrant's registration statement on Form N-1A ("Registration Statement") as filed with the Commission on August 24, 1995.
   2       Filed herein.
   3       To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

   Inapplicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                               Number of Record
   TITLE OF CLASS                              HOLDERS (AS OF DECEMBER 29, 1995)
   --------------                              ---------------------------------
   International Equity Fund                   2
   Latin American Equity Fund                  2
   Pacific Basin Equity Fund                   2
   Global High Yield Securities Fund           2
   Capital Appreciation Fund                   2
   Small Cap Fund                              2
   Equity 500 Equal Weighted Index Fund        0
   U.S. Bond Index Fund                        0
   EAFE Equity Index Fund                      0
   Small Cap Index Fund                        0

ITEM 27.  INDEMNIFICATION.

   Under Article XI, Section 2 of the Trust's Declaration of Trust, any past or present Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered

   Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Trust in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Trust in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) the Trust is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

   Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

   (a) Signature Broker-Dealer Services, Inc. is the Distributor (the "Signature") for the shares of BT Global Investors. Signature also serves as the principal underwriter or placement agent for other registered investment companies.

   (b) Set forth below are the names, principal business addresses and positions of each director and officer of Signature. Unless otherwise noted, the principal business address of these individuals is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116. Unless otherwise specified, none of the officers and directors of Signature serve as officers and Trustees of the Trust.

PHILIP W. COOLIDGE: Chief Executive Officer, President and Director of Signature and President and Trustee of the Registrant.

LINWOOD C. DOWNS:  Treasurer of Signature.

THOMAS M. LENZ: Assistant Secretary of Signature and Secretary of the
Registrant.

MOLLY S. MUGLER: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

LINDA T. GIBSON: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

ANDRES E. SALDANA: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

SUSAN JAKUBOSKI:  Assistant Treasurer of Signature.

BARBARA M. O'DETTE: Assistant Treasurer of Signature and Assistant Treasurer of the Registrant.

BETH A. REMY:  Assistant Treasurer of Signature.

JULIE J. WYETZNER:  Product Management Officer of Signature.

ROBERT G. DAVIDOFF: Director of Signature; CMNY Capital, L.P, 135 East 57th Street, New York, NY 10022.

DONALD S. CHADWICK: Director of Signature; Scarborough & Company, 110 East 42nd Street, New York, NY 10017.

LEEDS HACKETT: Director of Signature; National Credit Management Corporation, 10155 York Road, Cockeysville, MD 21030.

LAURENCE E. LEVINE: Director of Signature; First International Capital, Ltd., 130 Sunrise Avenue, Palm Beach, FL 33480.

   (c)     Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

BT GLOBAL INVESTORS:  6 St. James Avenue, Boston, MA 02116.

BANKERS TRUST COMPANY:  280 Park Avenue, New York, NY 10017.

INVESTORS FIDUCIARY TRUST COMPANY:  127 West 10th Street, Kansas City, MO 64105.

SIGNATURE BROKER-DEALER SERVICES, INC.:  6 St. James Avenue, Boston, MA 02116.


ITEM 31.  MANAGEMENT SERVICES.

   Not applicable.

ITEM 32.  UNDERTAKINGS.

   (a) The Registrant undertakes to file a post-effective amendment, including financials, which need not be certified, within four to six months following the commencement of operations of each of its series. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the amendment.

   (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

   (c) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of January, 1996.

   BT GLOBAL INVESTORS



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge, President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 2, 1996.

SIGNATURE                                     TITLE



/S/PHILIP W. COOLIDGE                         Trustee
Philip W. Coolidge


/S/HARRY VAN BENSCHOTEN*                      Trustee
Harry Van Benschoten


/S/MARTIN J. GRUBER*                          Trustee
Martin J. Gruber

/S/BRUCE E. LANGTON*                          Trustee
Bruce E. Langton

/S/RICHARD J. HERRING*                        Trustee
Richard J. Herring

/S/JOHN R. ELDER                              Treasurer (Principal Financial and
John R. Elder                                 Principal Accounting Officer)

*By: /S/THOMAS M. LENZ
        Thomas M. Lenz
 as Attorney-in-Fact pursuant to
 a Power of Attorney filed herein.

                                   SIGNATURES


   International Equity Portfolio has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of January, 1996.

INTERNATIONAL EQUITY PORTFOLIO



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President


   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on January 2, 1996.

SIGNATURE                                     TITLE



/S/PHILIP W. COOLIDGE                         Trustee and President of
Philip W. Coolidge                            International Equity Portfolio


CHARLES P. BIGGAR*                            Trustee of International Equity
Charles P. Biggar                             Portfolio


S. LELAND DILL*                               Trustee of International
S. Leland Dill                                Equity Portfolio

PHILIP SAUNDERS, JR.*                         Trustee of International
Philip Saunders, Jr.                          Equity Portfolio


/S/JOHN R. ELDER                              Treasurer (Principal Financial and
John R. Elder                                 Principal Accounting Officer) of
                                              International Equity Portfolio

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz
 as Attorney-in-Fact pursuant to
 a Power of Attorney previously filed.

                                   SIGNATURES


   Capital Appreciation Portfolio has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd of January, 1996.

CAPITAL APPRECIATION PORTFOLIO



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President


   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on January 2, 1996.

SIGNATURE                                 TITLE



/S/PHILIP W. COOLIDGE                     Trustee and President of Capital
Philip W. Coolidge                        Appreciation Portfolio


CHARLES P. BIGGAR*                        Trustee of Capital Appreciation
Charles P. Biggar                         Portfolio


S. LELAND DILL*                           Trustee of Capital Appreciation
S. Leland Dill                            Portfolio

PHILIP SAUNDERS, JR.*                     Trustee of Capital Appreciation
Philip Saunders, Jr.                      Portfolio


/S/JOHN R. ELDER                          Treasurer (Principal Financial and
John R. Elder                             Principal Accounting Officer) of
                                          Capital Appreciation Portfolio

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz
 as Attorney-in-Fact pursuant to
 a Power of Attorney previously filed.

                                   SIGNATURES


   BT Investment Portfolios has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of January , 1996.

BT INVESTMENT PORTFOLIOS



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President

   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on January 2, 1996.

SIGNATURE                                    TITLE



/S/PHILIP W. COOLIDGE                        Trustee and President of BT
Philip W. Coolidge                           Investment Portfolios


CHARLES P. BIGGAR*                           Trustee of BT Investment
Charles P. Biggar                            Portfolios


S. LELAND DILL*                              Trustee of BT Investment
S. Leland Dill                               Portfolios

PHILIP SAUNDERS, JR.*                        Trustee of BT Investment
Philip Saunders, Jr.                         Portfolios


/S/JOHN R. ELDER                             Treasurer (Principal Financial and
John R. Elder                                Principal Accounting Officer) of BT
                                             Investment Portfolios

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz
 as Attorney-in-Fact pursuant to
 a Power of Attorney previously filed.

                               BT GLOBAL INVESTORS
                                    EXHIBITS
                                       TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.

   (1)     Amendment to the Declaration of Trust of the Registrant

   (6)     Distribution Agreement.

   (9B)    Administration and Services Agreement

   (10)    Opinion of counsel

   (11)    Consent of independent accountants

   (13)    Investment letter of initial shareholder.

   (15)    Plan of Distribution pursuant to Rule 12b-l under the 1940 Act

   (17)    Financial Data Schedule

   (25)    Powers of Attorney